UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2023

Small Cap Fund	Select Fund
Small-Mid Cap Fund	Long-Short Fund
Mid Cap Fund	International Fund
Large Cap Fund	Short Duration Securitized Bond Fund
Large Cap Concentrated Fund	Core Bond Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	66
Statements of Operations	68
Statements of Changes in Net Assets	70
Financial Highlights	84
Notes to Financial Statements	104
Other Items	118
Schedule of Shareholder Expenses	119
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program	121

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.7%
Consumer Discretionary — 10.1%
Century Communities, Inc. (a)	31,960	$2,448,775
Green Brick Partners, Inc. (b)	30,246	1,717,973
Johnson Outdoors, Inc., Class A (a)	32,985	2,026,928
Red Rock Resorts, Inc., Class A	342,004	15,998,947
Rocky Brands, Inc. (a)	134,237	2,818,977
Vail Resorts, Inc.	7,042	1,772,894
Wolverine World Wide, Inc.	156,479	2,298,676
		29,083,170
Consumer Staples — 9.5%
Cal-Maine Foods, Inc.	166,959	7,513,155
Lancaster Colony Corp.	36,445	7,328,725
Oil-Dri Corp. of America	58,468	3,449,027
Post Holdings, Inc. (b)	63,732	5,522,378
Seaboard Corp.	1,020	3,631,934
		27,445,219
Energy — 4.1%
Centrus Energy Corp., Class A (a)(b)	72,466	2,359,493
Civitas Resources, Inc. (a)	134,700	9,344,139
		11,703,632
Financials — 21.5%
Bank OZK	262,381	10,537,221
BOK Financial Corp.	60,635	4,898,095
Enstar Group Ltd. (b)	28,704	7,010,665
First Interstate BancSystem, Inc., Class A	65,346	1,557,849
First Western Financial, Inc. (a)(b)	130,111	2,420,065
Live Oak Bancshares, Inc.	421,253	11,083,166
Mr. Cooper Group, Inc. (b)	171,414	8,680,405
Silvercrest Asset Management Group, Inc., Class A	78,163	1,582,801
Triumph Financial, Inc. (b)	130,116	7,900,644
Webster Financial Corp.	166,507	6,285,639
		61,956,550

	Shares	Fair Value
Health Care — 5.6%
Enovis Corp. (b)	154,615	$9,913,914
UFP Technologies, Inc. (b)	32,951	6,387,551
		16,301,465
Industrials — 27.5%
Allegiant Travel Co. (b)	73,186	9,241,928
Allied Motion Technologies, Inc.	138,245	5,521,505
Concrete Pumping Holdings, Inc. (a)(b)	706,285	5,671,469
Douglas Dynamics, Inc.	133,358	3,984,737
Energy Recovery, Inc. (b)	155,714	4,352,206
ESAB Corp.	133,370	8,874,440
First Advantage Corp. (b)	474,125	7,306,266
FTAI Aviation Ltd.	192,294	6,088,028
Gates Industrial Corp. plc (b)	305,948	4,124,179
Graham Corp. (b)	149,066	1,979,596
Kirby Corp. (b)	29,244	2,250,326
WESCO International, Inc.	57,046	10,214,657
WNS Holdings Ltd. - ADR (b)	131,102	9,664,839
		79,274,176
Information Technology — 2.8%
Rimini Street, Inc. (a)(b)	1,482,383	7,100,615
Sanmina Corp. (b)	14,947	900,856
		8,001,471
Materials — 10.0%
Ashland, Inc.	115,279	10,018,898
Chase Corp.	75,801	9,188,597
Taseko Mines Ltd. (a)(b)	3,705,150	5,298,364
United States Lime & Minerals, Inc. (a)	21,146	4,417,188
		28,923,047
Real Estate — 6.1%
CubeSmart	35,189	1,571,541
Douglas Emmett, Inc. (a)	294,636	3,703,575
Jones Lang LaSalle, Inc. (b)	10,459	1,629,512
Rayonier, Inc.	117,935	3,703,159
Ryman Hospitality Properties, Inc.	74,006	6,876,638
		17,484,425

2 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.7% Continued
Utilities — 0.5%
UGI Corp.	54,703	$1,475,340

Total Common Stocks
(Cost $183,696,853)		$281,648,495

Registered Investment Companies — 6.0%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (c)	6,771,781	6,773,136
State Street Navigator Securities Lending Portfolio I, 5.27% (c)(d)	10,512,080	10,512,080
Total Registered Investment Companies
(Cost $17,285,216)		$17,285,216

Total Investment Securities — 103.7%
(Cost $200,982,069)		$298,933,711

Liabilities in Excess of Other Assets — (3.7)%		(10,593,537)

Net Assets — 100.0%		$288,340,174

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $21,744,902.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.5%
Communication Services — 1.5%
Liberty Media Corp. - Liberty Formula One - Series C (a)	384,818	$28,969,099

Consumer Discretionary — 12.5%
BorgWarner, Inc.	244,321	11,949,740
CarMax, Inc. (a)	177,996	14,898,265
Hanesbrands, Inc. (b)	2,247,678	10,204,458
Lear Corp.	76,930	11,043,301
NVR, Inc. (a)	11,484	72,930,520
Red Rock Resorts, Inc., Class A (b)	2,004,598	93,775,094
Vail Resorts, Inc.	64,255	16,176,839
Wolverine World Wide, Inc. (b)	963,130	14,148,380
		245,126,597
Consumer Staples — 8.9%
BellRing Brands, Inc. (a)	360,316	13,187,566
Cal-Maine Foods, Inc. (b)	970,517	43,673,265
Lancaster Colony Corp.	249,184	50,108,411
Post Holdings, Inc. (a)(b)	790,218	68,472,390
		175,441,632
Energy — 3.6%
Civitas Resources, Inc. (b)	313,885	21,774,202
Coterra Energy, Inc. (b)	1,947,073	49,260,947
		71,035,149
Financials — 17.3%
Bank OZK	716,498	28,774,560
BankUnited, Inc.	502,732	10,833,875
BOK Financial Corp. (b)	504,088	40,720,229
Brighthouse Financial, Inc. (a)	307,766	14,572,720
Brown & Brown, Inc.	151,031	10,396,974
Enstar Group Ltd. (a)(b)	77,316	18,883,660
First Interstate BancSystem, Inc., Class A (b)	594,855	14,181,343
Live Oak Bancshares, Inc. (b)	1,322,969	34,807,314
Loews Corp.	330,804	19,643,142
Mr. Cooper Group, Inc. (a)(b)	967,213	48,979,666
RenaissanceRe Holdings Ltd.	158,473	29,558,384

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.5% continued
Financials — 17.3% continued
Stifel Financial Corp.	240,965	$14,378,382
Webster Financial Corp.	1,409,449	53,206,700
		338,936,949
Health Care — 3.3%
Boston Scientific Corp. (a)(b)	243,915	13,193,362
Enovis Corp. (a)	802,388	51,449,119
		64,642,481
Industrials — 29.4%
Alaska Air Group, Inc. (a)(b)	379,602	20,187,234
Allegiant Travel Co. (a)	415,827	52,510,634
Broadridge Financial Solutions, Inc.	58,859	9,748,816
Energy Recovery, Inc. (a)	913,117	25,521,620
ESAB Corp.	881,031	58,623,803
First Advantage Corp. (a)(b)	2,072,245	31,933,295
Gates Industrial Corp. plc (a)	3,306,037	44,565,379
Kirby Corp. (a)(b)	220,272	16,949,930
Regal Rexnord Corp.	379,445	58,396,585
Sensata Technologies Holding plc	959,447	43,165,521
SS&C Technologies Holdings, Inc.	714,251	43,283,611
Stericycle, Inc. (a)	274,402	12,743,229
WESCO International, Inc. (b)	719,581	128,848,174
WNS Holdings Ltd. - ADR (a)	411,535	30,338,360
		576,816,191
Information Technology — 4.1%
Arrow Electronics, Inc. (a)	126,170	18,071,329
Ciena Corp. (a)	794,175	33,744,496
Sanmina Corp. (a)	488,375	29,434,361
		81,250,186
Materials — 3.1%
Ashland, Inc.	697,242	60,597,302

Real Estate — 10.2%
CubeSmart	1,353,041	60,426,811
Douglas Emmett, Inc. (b)	1,194,958	15,020,622
Jones Lang LaSalle, Inc. (a)	152,467	23,754,359

	Shares	Fair Value
Real Estate — 10.2% continued
Rayonier, Inc.	1,237,751	$38,865,381
Ryman Hospitality Properties, Inc.	351,084	32,622,725
UDR, Inc.	675,140	29,004,014
		199,693,912
Utilities — 1.6%
UGI Corp.	1,190,413	32,105,439

Total Common Stocks
(Cost $1,390,290,687)		$1,874,614,937

Registered Investment Companies — 7.8%
Diamond Hill Short Duration Securitized Bond Fund - Class Y, (c)	959,233	9,055,164
State Street Institutional US Government Money Market Fund - Premier Class, 5.03% (d)	75,579,419	75,579,419
State Street Navigator Securities Lending Portfolio I, 5.27% (d)(e)	67,389,758	67,389,758
Total Registered Investment Companies
(Cost $152,552,403)		$152,024,341

Total Investment Securities — 103.3%
(Cost $1,542,843,090)		$2,026,639,278

Liabilities in Excess of Other Assets — (3.3)%		(63,892,534)

Net Assets — 100.0%		$1,962,746,744

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $82,294,760.
(c)	Affiliated fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

4 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.8%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	30,126	$2,267,885

Consumer Discretionary — 12.1%
BorgWarner, Inc.	16,456	804,863
CarMax, Inc. (a)	13,951	1,167,699
Hanesbrands, Inc. (b)	221,866	1,007,272
Lear Corp.	5,739	823,833
NVR, Inc. (a)	955	6,064,842
Red Rock Resorts, Inc., Class A	161,172	7,539,626
Vail Resorts, Inc.	4,707	1,185,034
VF Corp.	42,738	815,868
		19,409,037
Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	19,743	1,491,781
BellRing Brands, Inc. (a)	22,418	820,499
Lancaster Colony Corp.	19,008	3,822,319
Post Holdings, Inc. (a)	65,425	5,669,076
		11,803,675
Energy — 2.1%
Coterra Energy, Inc.	135,086	3,417,676

Financials — 16.8%
Allstate Corp. (The)	21,335	2,326,368
American International Group, Inc.	91,694	5,276,073
Bank OZK	49,368	1,982,619
BOK Financial Corp.	19,117	1,544,271
Brighthouse Financial, Inc. (a)	14,701	696,092
Fidelity National Information Services, Inc.	31,246	1,709,156
Hartford Financial Services Group, Inc. (The)	30,655	2,207,773
Loews Corp.	14,872	883,099
Mr. Cooper Group, Inc. (a)	57,741	2,924,004
Stifel Financial Corp.	14,654	874,404
Webster Financial Corp.	95,055	3,588,326
Willis Towers Watson plc	11,829	2,785,730
		26,797,915

	Shares	Fair Value
Health Care — 5.1%
Boston Scientific Corp. (a)	66,831	$3,614,889
Enovis Corp. (a)	69,822	4,476,987
		8,091,876
Industrials — 25.8%
Alaska Air Group, Inc. (a)	39,425	2,096,622
Allegiant Travel Co. (a)	21,861	2,760,607
ESAB Corp.	70,742	4,707,173
Ferguson plc	10,585	1,665,126
Kirby Corp. (a)	27,291	2,100,042
Parker-Hannifin Corp.	15,004	5,852,160
Regal Rexnord Corp.	31,865	4,904,024
Sensata Technologies Holding plc	71,281	3,206,932
SS&C Technologies Holdings, Inc.	63,920	3,873,552
Stericycle, Inc. (a)	22,939	1,065,287
WESCO International, Inc.	50,023	8,957,118
		41,188,643
Information Technology — 6.7%
Arrow Electronics, Inc. (a)	7,398	1,059,616
Check Point Software Technologies Ltd. (a)	28,687	3,603,661
Ciena Corp. (a)	52,205	2,218,190
Cognizant Technology Solutions Corp., Class A	29,893	1,951,415
NXP Semiconductors NV	8,816	1,804,459
		10,637,341
Materials — 5.6%
Ashland, Inc.	46,129	4,009,071
Freeport-McMoRan, Inc.	122,738	4,909,520
		8,918,591
Real Estate — 11.1%
CubeSmart	111,830	4,994,328
Douglas Emmett, Inc. (b)	70,421	885,192
Jones Lang LaSalle, Inc. (a)	11,775	1,834,545
Rayonier, Inc.	63,857	2,005,110
Ryman Hospitality Properties, Inc.	27,999	2,601,667
SBA Communications Corp., Class A	4,406	1,021,135

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.8% continued
Real Estate — 11.1% continued
UDR, Inc.	56,513	$2,427,799
Weyerhaeuser Co.	60,899	2,040,726
		17,810,502
Utilities — 1.7%
UGI Corp.	101,011	2,724,267

Total Common Stocks
(Cost $100,754,490)		$153,067,408

Registered Investment Companies — 5.0%
State Street Institutional US Government Money Market Fund - Premier Class, 5.03% (c)	6,545,989	6,545,989
State Street Navigator Securities Lending Portfolio I, 5.27% (c)(d)	1,498,498	1,498,498
Total Registered Investment Companies
(Cost $8,044,487)		$8,044,487

Total Investment Securities — 100.8%
(Cost $108,798,977)		$161,111,895

Liabilities in Excess of Other Assets — (0.8)%		(1,309,359)

Net Assets — 100.0%		$159,802,536

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $1,892,464.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

NV — Naamloze Vennootschap

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.5%
Communication Services — 4.4%
Alphabet, Inc., Class A (a)	1,281,023	$153,338,453
Verizon Communications, Inc.	3,039,652	113,044,658
Walt Disney Co. (The) (a)(b)	1,213,912	108,378,063
		374,761,174
Consumer Discretionary — 14.5%
Amazon.com, Inc. (a)	1,291,193	168,319,919
BorgWarner, Inc.	2,315,702	113,260,985
CarMax, Inc. (a)(b)	2,473,264	207,012,197
General Motors Co.	5,789,216	223,232,169
Home Depot, Inc. (The)	533,995	165,880,207
Lear Corp.	824,228	118,317,929
NVR, Inc. (a)	35,772	227,174,379
		1,223,197,785
Consumer Staples — 4.1%
PepsiCo, Inc. (b)	1,316,148	243,776,933
Target Corp.	787,962	103,932,188
		347,709,121
Energy — 6.1%
Chevron Corp.	1,195,898	188,174,550
ConocoPhillips	3,179,052	329,381,578
		517,556,128
Financials — 23.7%
Allstate Corp. (The)	1,481,186	161,508,521
American International Group, Inc. (b)	6,973,964	401,281,889
Bank of America Corp.	8,451,801	242,482,171
Berkshire Hathaway, Inc., Class B (a)	375,306	127,979,346
Hartford Financial Services Group, Inc. (The) (b)	1,450,665	104,476,893
KKR & Co., Inc. (b)	4,195,478	234,946,768
Marsh & McLennan Cos., Inc. (b)	570,791	107,354,371
Nasdaq, Inc. (b)	2,485,653	123,909,802
Truist Financial Corp.	6,383,271	193,732,275
Visa, Inc., Class A (b)	550,241	130,671,233
Wells Fargo & Co. (b)	4,172,664	178,089,299
		2,006,432,568

6 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.5% continued
Health Care — 15.8%
Abbott Laboratories	2,463,020	$268,518,440
AbbVie, Inc. (b)	678,231	91,378,063
Becton, Dickinson and Co.	606,532	160,130,513
HCA Healthcare, Inc.	732,740	222,371,935
Humana, Inc.	379,373	169,629,049
Laboratory Corporation of America Holdings	88,467	21,349,741
Medtronic plc	1,671,849	147,289,897
Pfizer, Inc.	3,325,603	121,983,118
Stryker Corp.	418,969	127,823,252
		1,330,474,008
Industrials — 18.3%
Carrier Global Corp. (b)	2,127,587	105,762,350
Caterpillar, Inc.	827,601	203,631,226
Deere & Co.	351,714	142,510,996
Ferguson plc	477,410	75,101,367
Honeywell International, Inc.	597,259	123,931,242
L3Harris Technologies, Inc.	565,034	110,616,706
Parker-Hannifin Corp.	487,771	190,250,201
Regal Rexnord Corp. (b)	788,143	121,295,208
SS&C Technologies Holdings, Inc. (b)	2,944,806	178,455,244
Union Pacific Corp.	865,335	177,064,848
Waste Management, Inc.	683,396	118,514,534
		1,547,133,922
Information Technology — 4.0%
Microsoft Corp.	369,974	125,990,946
Texas Instruments, Inc. (b)	1,170,389	210,693,428
		336,684,374
Materials — 4.4%
Freeport-McMoRan, Inc. (b)	3,998,591	159,943,640
Martin Marietta Materials, Inc.	230,638	106,483,258
Sherwin-Williams Co. (The)	403,250	107,070,940
		373,497,838

	Shares	Fair Value
Real Estate — 1.1%
SBA Communications Corp., Class A	392,013	$90,852,933

Utilities — 1.1%
Dominion Energy, Inc.	1,850,828	95,854,382

Total Common Stocks
(Cost $6,516,901,235)		$8,244,154,233

Registered Investment Companies — 5.4%
State Street Institutional US Government Money Market Fund - Premier Class, 5.03% (c)	174,530,933	174,530,933
State Street Navigator Securities Lending Portfolio I, 5.27% (c)(d)	278,510,263	278,510,263
Total Registered Investment Companies
(Cost $453,041,196)		$453,041,196

Total Investment Securities — 102.9%
(Cost $6,969,942,431)		$8,697,195,429

Liabilities in Excess of Other Assets — (2.9)%		(240,927,285)

Net Assets — 100.0%		$8,456,268,144

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $274,572,257.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap
Concentrated Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.2%
Communication Services — 3.8%
Alphabet, Inc., Class A (a)	8,345	$998,896

Consumer Discretionary — 17.9%
Amazon.com, Inc. (a)	8,076	1,052,787
General Motors Co. (b)	35,328	1,362,248
Home Depot, Inc. (The)	3,217	999,329
NVR, Inc. (a)(b)	206	1,308,228
		4,722,592
Consumer Staples — 5.6%
PepsiCo, Inc.	7,982	1,478,426

Energy — 6.5%
ConocoPhillips	16,551	1,714,849

Financials — 22.2%
American International Group, Inc.	37,641	2,165,863
Bank of America Corp.	39,817	1,142,350
KKR & Co., Inc. (b)	22,853	1,279,768
Truist Financial Corp.	41,976	1,273,972
		5,861,953
Health Care — 14.5%
Abbott Laboratories	13,903	1,515,705
HCA Healthcare, Inc.	4,162	1,263,084
Humana, Inc. (b)	2,368	1,058,804
		3,837,593
Industrials — 13.3%
Caterpillar, Inc. (b)	5,294	1,302,589
Parker-Hannifin Corp.	2,753	1,073,780
Union Pacific Corp.	5,568	1,139,324
		3,515,693
Information Technology — 8.8%
Microsoft Corp.	3,122	1,063,166
Texas Instruments, Inc.	7,004	1,260,860
		2,324,026
Materials — 3.6%
Freeport-McMoRan, Inc. (b)	23,640	945,600

Total Common Stocks
(Cost $23,813,840)		$25,399,628

	Shares	Fair Value
Registered Investment Companies — 13.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (c)	929,837	$930,022
State Street Navigator Securities Lending Portfolio I, 5.27% (c)(d)	2,579,416	2,579,416
Total Registered Investment Companies
(Cost $3,509,439)		$3,509,438

Total Investment Securities — 109.5%
(Cost $27,323,279)		$28,909,066

Liabilities in Excess of Other Assets — (9.5)%		(2,496,467)

Net Assets — 100.0%		$26,412,599

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $2,550,729.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Select Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.7%
Communication Services — 2.0%
Alphabet, Inc., Class A (a)	65,031	$7,784,211

Consumer Discretionary — 20.1%
Amazon.com, Inc. (a)	98,257	12,808,783
CarMax, Inc. (a)	200,748	16,802,608
General Motors Co.	373,255	14,392,713
Lear Corp.	71,901	10,321,389
Red Rock Resorts, Inc., Class A	522,421	24,438,854
		78,764,347
Consumer Staples — 7.2%
Lancaster Colony Corp.	35,020	7,042,172
SunOpta, Inc. (a)(b)	1,925,461	12,881,334
Target Corp.	64,583	8,518,498
		28,442,004
Financials — 27.7%
Allstate Corp. (The)	143,450	15,641,788
American International Group, Inc.	404,406	23,269,521
Bank of America Corp.	334,576	9,598,985
KKR & Co., Inc.	290,658	16,276,848
Mr. Cooper Group, Inc. (a)	617,375	31,263,870
Truist Financial Corp.	200,930	6,098,225
Webster Financial Corp.	169,985	6,416,934
		108,566,171
Health Care — 3.0%
Enovis Corp. (a)	181,819	11,658,234

Industrials — 28.1%
Cimpress plc (a)(b)	366,909	21,823,747
ESAB Corp.	178,541	11,880,118
Regal Rexnord Corp.	87,793	13,511,343
SS&C Technologies Holdings, Inc.	207,529	12,576,257
Union Pacific Corp.	46,446	9,503,781
WESCO International, Inc.	175,830	31,484,120
Westinghouse Air Brake Technologies Corp.	84,291	9,244,194
		110,023,560

	Shares	Fair Value
Information Technology — 4.1%
Rimini Street, Inc. (a)	1,310,895	$6,279,187
Texas Instruments, Inc.	54,499	9,810,910
		16,090,097
Materials — 3.5%
Ashland, Inc.	157,385	13,678,330

Total Common Stocks
(Cost $270,306,653)		$375,006,954

Registered Investment Companies — 6.5%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (c)	16,803,394	16,806,754
State Street Navigator Securities Lending Portfolio I, 5.27% (c)(d)	8,499,151	8,499,151
Total Registered Investment Companies
(Cost $25,305,905)		$25,305,905

Total Investment Securities — 102.2%
(Cost $295,612,558)		$400,312,859

Liabilities in Excess of Other Assets — (2.2)%		(8,526,600)

Net Assets — 100.0%		$391,786,259

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $9,669,034.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 9

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.6%
Communication Services — 11.9%
Alphabet, Inc., Class A (a)	544,955	$65,231,114
Comcast Corp., Class A	459,329	19,085,120
Meta Platforms, Inc., Class A (a)	237,329	68,108,676
Verizon Communications, Inc. (b)	691,355	25,711,492
Walt Disney Co. (The) (a)(b)	333,119	29,740,864
		207,877,266
Consumer Discretionary — 3.9%
Booking Holdings, Inc. (a)	3,153	8,514,140
BorgWarner, Inc.	219,105	10,716,426
Lear Corp.	187,025	26,847,439
TJX Cos., Inc. (The) (b)	258,136	21,887,351
		67,965,356
Consumer Staples — 4.2%
Archer-Daniels-Midland Co. (b)	197,036	14,888,040
Constellation Brands, Inc., Class A	110,144	27,109,743
Mondelez International, Inc., Class A	141,060	10,288,916
Target Corp.	164,825	21,740,418
		74,027,117
Energy — 4.0%
Chevron Corp. (b)	255,509	40,204,341
Coterra Energy, Inc. (b)	1,151,653	29,136,821
		69,341,162
Financials — 24.0%
Allstate Corp. (The)	291,210	31,753,538
American International Group, Inc.	1,119,175	64,397,330
Bank of America Corp. (b)	844,500	24,228,705
Berkshire Hathaway, Inc., Class B (a)	103,354	35,243,714
Citigroup, Inc.	974,741	44,877,076
Fidelity National Information Services, Inc.	689,911	37,738,132

	Shares	Fair Value
Financials — 24.0% continued
Hartford Financial Services Group, Inc. (The) (b)	240,751	$17,338,887
KKR & Co., Inc. (b)	844,188	47,274,528
Morgan Stanley	202,252	17,272,321
Truist Financial Corp. (b)	1,233,134	37,425,617
Visa, Inc., Class A	116,957	27,774,948
Wells Fargo & Co.	821,778	35,073,485
		420,398,281
Health Care — 12.8%
Abbott Laboratories (b)(c)	269,012	29,327,688
Becton, Dickinson and Co. (c)	77,112	20,358,339
CVS Health Corp. (b)(c)	253,269	17,508,486
Enovis Corp. (a)(b)(c)	329,942	21,155,881
HCA Healthcare, Inc. (c)	103,331	31,358,892
Humana, Inc. (c)	74,460	33,293,300
Medtronic plc (c)	351,279	30,947,680
Perrigo Co. plc	698,114	23,700,970
Pfizer, Inc.	479,375	17,583,475
		225,234,711
Industrials — 13.7%
Alaska Air Group, Inc. (a)(b)	377,858	20,094,488
ESAB Corp. (b)	213,125	14,181,338
Johnson Controls International plc (b)	339,155	23,110,022
Kirby Corp. (a)(b)	256,758	19,757,528
L3Harris Technologies, Inc.	101,660	19,901,978
Parker-Hannifin Corp.	113,111	44,117,814
Sensata Technologies Holding plc	554,198	24,933,368
SS&C Technologies Holdings, Inc. (b)	645,584	39,122,390
WNS Holdings Ltd. - ADR (a)	472,111	34,804,023
		240,022,949
Information Technology — 8.7%
Ciena Corp. (a)	775,420	32,947,596
Cognizant Technology Solutions Corp., Class A (c)	176,660	11,532,365
Microsoft Corp. (c)	172,477	58,735,318

10 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.6% continued
Information Technology — 8.7% continued
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	244,020	$24,626,498
Texas Instruments, Inc. (b)	136,676	24,604,414
		152,446,191
Materials — 2.2%
Ashland, Inc.	154,689	13,444,021
Freeport-McMoRan, Inc. (b)	622,274	24,890,960
		38,334,981
Utilities — 1.2%
Dominion Energy, Inc. (b)	418,800	21,689,652

Total Common Stocks
(Cost $996,140,099)		$1,517,337,666

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 6.7%
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$38,681,250
U.S. Treasury Notes	3.000%	06/30/24	40,000,000	39,056,250
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	38,985,938
Total Treasury
(Cost $118,390,500)				$116,723,438

	Shares	Fair Value
Registered Investment Companies — 17.9%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (d)	104,291,581	$104,312,439
State Street Navigator Securities Lending Portfolio I, 5.27% (d)(e)	210,147,978	210,147,978
Total Registered Investment Companies
(Cost $314,460,098)		$314,460,417

Total Investment Securities — 111.2%
(Cost $1,428,990,697)		$1,948,521,521

Segregated Cash With Custodian — 29.7%		521,008,497

Investments Sold Short — (29.5)%
(Proceeds $513,116,887)		(516,696,323)

Liabilities in Excess of Other Assets — (11.4)%		(200,820,355)

Net Assets — 100.0%		$1,752,013,340

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $206,971,602.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of June 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 29.5%
Communication Services — 0.3%
Cogent Communications Holdings, Inc.	75,895	$5,106,975

Consumer Discretionary — 7.5%
Acushnet Holdings Corp.	320,151	17,505,857
Best Buy Co., Inc.	74,751	6,125,845
Canada Goose Holdings, Inc.	680,370	12,110,586
Choice Hotels International, Inc.	117,535	13,812,713
Dick’s Sporting Goods, Inc.	112,236	14,836,477
Etsy, Inc.	112,315	9,502,972
GameStop Corp., Class A	496,170	12,032,123
Grand Canyon Education, Inc.	124,496	12,849,232
SeaWorld Entertainment, Inc.	187,350	10,493,474
Shake Shack, Inc., Class A	147,807	11,487,560
Tesla, Inc.	39,657	10,381,013
		131,137,852
Consumer Staples — 4.8%
Brown-Forman Corp., Class B	328,890	21,963,274
Clorox Co. (The)	55,535	8,832,286
e.l.f. Beauty, Inc.	121,480	13,876,660
J.M. Smucker Co. (The)	93,435	13,797,546
WD-40 Co.	133,033	25,096,675
		83,566,441
Financials — 2.1%
Blackstone Mortgage Trust, Inc., Class A	121,445	2,527,270
Commerce Bancshares, Inc.	372,840	18,157,308
First Financial Bankshares, Inc.	232,966	6,637,201
Palomar Holdings, Inc.	176,935	10,269,307
		37,591,086
Health Care — 2.8%
AMN Healthcare Services, Inc.	109,155	11,910,994
CONMED Corp.	71,805	9,757,581

	Shares	Fair Value
Health Care — 2.8% continued
Penumbra, Inc.	80,115	$27,564,367
		49,232,942
Industrials — 3.8%
Avis Budget Group, Inc.	38,475	8,798,078
CBIZ, Inc.	187,740	10,002,787
Cintas Corp.	14,784	7,348,831
Robert Half International, Inc.	118,210	8,891,756
United Parcel Service, Inc., Class B	129,770	23,261,273
W.W. Grainger, Inc.	10,970	8,650,832
		66,953,557
Information Technology — 6.0%
Asana, Inc., Class A	517,055	11,395,892
Badger Meter, Inc.	154,548	22,805,103
Consensus Cloud Solutions, Inc.	43,038	1,334,178
F5, Inc.	34,682	5,072,589
International Business Machines Corp.	118,300	15,829,723
NetScout Systems, Inc.	264,090	8,173,586
Oracle Corp.	93,995	11,193,865
Teradata Corp.	544,085	29,059,580
		104,864,516
Materials — 0.5%
Silgan Holdings, Inc.	183,785	8,617,679

Utilities — 1.7%
Consolidated Edison, Inc.	28,645	2,589,508
Ormat Technologies, Inc.	336,015	27,035,767
		29,625,275

Total Investments Sold Short — 29.5%
(Proceeds $513,116,887)		$516,696,323

Percentages disclosed are based on total net assets of the Fund at June 30, 2023.

See accompanying Notes to Financial Statements.

12 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.0%
Brazil — 1.3%
Ambev SA	264,855	$852,890

Canada — 7.2%
Canadian Natural Resources Ltd.	21,041	1,182,983
Capstone Copper Corp. (a)	35,033	158,937
Cenovus Energy, Inc. (b)	20,178	342,715
Fairfax Financial Holdings Ltd.	3,181	2,382,730
First Quantum Minerals Ltd.	7,073	167,331
Imperial Oil Ltd. (b)	8,229	421,038
		4,655,734
China — 4.3%
Alibaba Group Holding Ltd. (a)	80,200	834,866
Fu Shou Yuan International Group Ltd.	860,000	593,129
Tencent Holdings Ltd.	31,500	1,335,634
		2,763,629
France — 3.4%
Safran SA	9,558	1,497,868
Ubisoft Entertainment SA (a)	25,840	730,396
		2,228,264
Germany — 5.1%
Fuchs Petrolub SE	26,036	834,618
SAP SE	6,716	917,478
Vitesco Technologies Group AG (a)	18,637	1,537,038
		3,289,134
India — 2.9%
HDFC Bank Ltd. - ADR	27,209	1,896,467

Ireland — 1.1%
ICON plc (a)	2,834	709,067

Israel — 2.5%
Check Point Software Technologies Ltd. (a)	12,796	1,607,434

	Shares	Fair Value
Italy — 0.9%
doValue SpA	124,556	$576,285

Japan — 6.2%
Astellas Pharma, Inc.	87,800	1,307,723
Hakuhodo DY Holdings, Inc.	59,800	631,321
Nintendo Co. Ltd. - ADR	136,880	1,557,694
Shionogi & Co. Ltd.	11,700	493,561
		3,990,299
Korea (Republic of) — 3.2%
Samsung Electronics Co. Ltd.	38,077	2,097,409

Mexico — 2.9%
Fomento Economico Mexicano SAB de CV (b)	170,477	1,886,156

Netherlands — 4.2%
EXOR NV	22,166	1,978,908
uniQure NV (a)(b)	9,915	113,626
Universal Music Group NV	27,153	603,213
		2,695,747
Peru — 1.3%
Credicorp Ltd.	5,866	866,056

Poland — 2.7%
Dino Polska SA (a)	14,841	1,734,373

Sweden — 3.6%
Assa Abloy AB, Class B	60,709	1,459,214
Epiroc AB	53,941	873,032
		2,332,246

Switzerland — 11.1%
Compagnie Financiere Richemont SA, Class A	6,735	1,144,112
Nestlé SA	12,311	1,480,976
Novartis AG - ADR (b)	18,529	1,869,761
Roche Holdings AG	4,517	1,379,870
Swatch Group AG (The)	4,403	1,287,461
		7,162,180

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.0% continued
Taiwan Province of China — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	5,167	$521,454

United Kingdom — 21.1%
Ashmore Group plc	573,812	1,518,633
Beazley plc	84,883	636,362
Bunzl plc	27,061	1,031,205
Compass Group plc	50,031	1,400,975
Diageo plc	31,455	1,352,233
GSK plc	65,395	1,158,925
Howden Joinery Group plc	170,528	1,393,227
Smith & Nephew plc	88,623	1,429,733
Tesco plc	562,985	1,775,898
Unilever plc	36,727	1,914,327
		13,611,518
United States — 8.2%
Aurinia Pharmaceuticals, Inc. (a)(b)	28,574	276,596
Energy Recovery, Inc. (a)(b)	34,320	959,244
Ferguson plc	5,447	860,331
Freeport-McMoRan, Inc.	19,334	773,360
Spotify Technology SA (a)	15,159	2,433,777
		5,303,308

Total Common Stocks
(Cost $59,093,398)		$60,779,650

Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0) (a)	8,320	11,481
Registered Investment Companies — 8.0%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (d)	3,969,086	3,969,880
State Street Navigator Securities Lending Portfolio I, 5.27% (d)(e)	1,202,690	1,202,690
Total Registered Investment Companies
(Cost $5,172,566)		$5,172,570

	Shares	Fair Value
Total Investment Securities — 102.0%
(Cost $64,265,964)		$65,963,701

Liabilities in Excess of Other Assets — (2.0)%		(1,323,055)

Net Assets — 100.0%		$64,640,646

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $1,862,733.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of June 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV— Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

SpA — Societa per Azioni

See accompanying Notes to Financial Statements.

14 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration
Securitized Bond Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 5.6%
Banking — 3.2%
American Express Co.	4.990%	05/01/26	$500,000	$493,790
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	6,600,000	6,180,702
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	776,000	710,831
Capital One Financial Corp. (a)(b)	1.343%	12/06/24	1,700,000	1,655,545
Capital One Financial Corp.	2.636%	03/03/26	1,000,000	933,774
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,576,124
Discover Bank	2.700%	02/06/30	801,000	737,250
Discover Financial Services	3.750%	03/04/25	1,949,000	1,855,671
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,024,950
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,000,000	980,747
Goldman Sachs Group, Inc.	0.925%	10/21/24	5,000,000	4,915,431
Huntington National Bank	5.699%	11/18/25	1,300,000	1,262,911
JPMorgan Chase & Co. (1* SOFR + 60) (a)	0.653%	09/16/24	350,000	345,915
JPMorgan Chase & Co.	0.768%	08/09/25	3,000,000	2,825,504
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	1,872,596
JPMorgan Chase & Co.	2.595%	02/24/26	1,700,000	1,612,013
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,600,000	1,412,518
Morgan Stanley	0.791%	01/22/25	3,800,000	3,682,456
Morgan Stanley	0.790%	05/30/25	2,000,000	1,899,871
Royal Bank of Canada (b)	0.750%	10/07/24	2,000,000	1,877,435
Royal Bank of Canada	3.375%	04/14/25	900,000	866,407
Toronto-Dominion Bank (The) (b)	0.700%	09/10/24	900,000	848,540
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	470,586
Truist Financial Corp.	5.215%	06/09/25	800,000	774,297
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,569,370
				43,385,234

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 0.0% (c)
Fox Corp.	4.030%	01/25/24	$450,000	$445,492

Consumer Cyclical — 0.4%
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,301,188
Honda Motor Co.	2.271%	03/10/25	900,000	855,881
Hyundai Capital America (d)	5.650%	06/26/26	900,000	894,374
Mercedes-Benz Financing (d)	2.700%	06/14/24	1,000,000	973,823
				6,025,266
Consumer Non-Cyclical — 0.4%
Baxter International, Inc.	0.868%	12/01/23	1,800,000	1,762,440
Kroger Co. (The)	4.000%	02/01/24	1,800,000	1,783,479
Mondelez International, Inc. (d)	0.750%	09/24/24	300,000	282,103
Pfizer, Inc.	4.450%	05/19/26	900,000	889,111
				4,717,133
Electric — 0.2%
DTE Energy Co.	1.050%	06/01/25	500,000	457,965
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,653,930
				3,111,895
Energy — 0.3%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	991,954
Energy Transfer Operating, LP	4.500%	04/15/24	925,000	914,367
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	994,580
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	704,623
				3,605,524
Insurance — 0.9%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,354,458
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,853,430
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,123,130
New York Life Global Funding (d)	0.900%	10/29/24	800,000	751,446
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,189,838

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 5.6% continued
Insurance — 0.9% continued
Protective Life Global Funding (d)	0.473%	01/12/24	$2,945,000	$2,861,627
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,617,415
				11,751,344
Technology — 0.0% (c)
Dell International, LLC/EMC Corp.	4.900%	10/01/26	300,000	297,868

Transportation — 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	402,015	386,076
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,394,000	1,248,154
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	862,420	855,014
				2,489,244

Total Corporate Credit
(Cost $78,687,571)				$75,829,000

Securitized — 82.1%
ABS-Other — 6.4%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	541,471	507,757
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,017,638
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	203,521	193,097
Diamond Resorts Owner Trust, Series 2019-1A, Class D (d)	5.250%	02/20/32	400,530	376,914

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 6.4% continued
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	$672,296	$610,213
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	631,958	572,187
Diamond Resorts Owner Trust, Series 2021-1A, Class D (d)	3.830%	11/21/33	336,148	302,214
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	8,850,000	7,590,264
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/26	9,300,000	7,555,930
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/26	13,710,000	11,177,781
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (d)	7.900%	07/25/27	4,850,000	4,753,474
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	10,370	10,272
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,527,684	1,352,290
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,070,406	895,119
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	283,736	273,672
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	863,138	789,357
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	401,459	368,651
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	2,288,319	2,105,349

16 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
ABS-Other — 6.4% continued
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	$2,492,101	$1,857,780
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	1,899,402	1,376,300
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	386,487	346,832
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,426,173	1,221,140
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,140,939	947,108
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	642,055	553,185
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)	8.180%	09/22/53	11,000,000	9,859,337
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	01/22/41	1,138,059	1,007,184
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (a)(d)	7.800%	08/25/25	10,700,000	10,567,287
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(d)	9.317%	05/25/27	3,625,000	3,620,678
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,006,586	873,344
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	344,946	320,909

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 6.4% continued
Sierra Receivables Funding, Series 2022-2A, Class D (d)	9.220%	06/20/40	$839,726	$831,615
SPS Servicer Advance Receivables, Series 2020-T2, Class B (d)	2.130%	11/15/55	2,213,000	1,937,371
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,521,646
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	755,849	745,203
Westgate Resorts, Series 2023-1A, Class D (d)	10.140%	12/20/37	5,082,469	5,008,068
				86,047,166
Agency MBS CMO — 2.8%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	5.557%	05/15/35	271,684	267,556
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	5.507%	03/15/36	239,804	235,299
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.207%	11/15/37	428,666	425,958
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	5.557%	01/15/41	53,259	52,920
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.607%	07/15/41	198,182	194,649
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	5.507%	07/15/43	83,026	82,040
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	644,938
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	5.788%	07/25/36	481,060	483,250

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Agency MBS CMO — 2.8% continued
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.518%	11/25/36	$203,806	$200,022
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	5.638%	12/25/40	199,429	194,478
FNMA, Series 2011-86, Class KF (1* SOFR + 55) (a)	5.688%	09/25/41	341,322	334,434
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,663,463	4,238,150
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (a)	5.538%	02/25/42	146,189	143,325
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	5.658%	04/25/42	101,844	100,248
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,323,264	2,166,020
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,073,304	1,040,099
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	10,063,000	10,091,302
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,884,000	6,920,571
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	9,028,589	9,122,033
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	5.609%	10/20/62	474,328	471,526
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	5.624%	10/20/62	534,365	531,491
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.869%	05/20/66	74,838	73,978
				38,014,287

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.1%
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.493%	05/15/36	$432,897	$45,000
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	1,286,649	61,091
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	151,127	136,694
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.412%	05/25/40	267,565	22,722
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	384,621	44,659
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	901,897	27,242
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.461%	05/20/63	14,866,958	66,029
GNMA, Series 2016-H20, Class GI (IO) (a)	0.655%	08/20/66	12,189,272	14,866
GNMA, Series 2018-H08, Class NI (IO) (a)	1.192%	05/20/68	8,118,673	39,842
GNMA, Series 2019-H04, Class IO (IO) (a)	1.545%	03/20/69	15,534,537	283,533
				741,678
Agency MBS Passthrough — 0.7%
FHLMC, Pool #FG G60257	5.500%	06/01/41	366,784	377,070
FNMA, Pool #FN BP6608	2.205%	08/01/50	2,351,470	2,155,916
FNMA, Pool #BM7138	1.694%	10/01/51	8,441,794	7,530,388
				10,063,374
Auto Loan — 7.1%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	59,635	59,500
ACM Auto Trust, Series 2023-1A, Class C (d)	8.590%	01/22/30	4,000,000	3,979,667
ACM Auto Trust, Series 2023-2A, Class A (d)	7.970%	06/20/30	4,000,000	3,999,869

18 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Auto Loan — 7.1% continued
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	$6,750,000	$6,669,938
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,742,538
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	2,170,802	2,117,229
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,043,576
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	7,400,000	7,602,137
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	362,166	357,946
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,201,682
CarNow Auto Receivables Trust, Series 2023-1A, Class B (d)	6.950%	03/16/26	3,000,000	2,982,734
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,415,017

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.1% continued
CarNow Auto Receivables Trust, Series 2023-1A, Class D (d)	7.990%	02/15/28	$3,500,000	$3,430,846
Chase Auto Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	1,089,981	1,031,459
Chase Auto Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	908,317	857,851
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	1,884,043	1,869,543
Credito Real USA Auto Receivable, Series 2021-1, Class A (d)	1.350%	02/16/27	954,877	942,098
FHF Trust, Series 2021-2A, Class A (d)	0.830%	12/15/26	2,703,615	2,575,225
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	836,029	803,140
FHF Trust, Series 2021-2A, Class B (d)	1.630%	09/15/27	10,900,000	9,657,369
First Help Financial, LLC, Series 2023-1A, Class C (d)	7.880%	07/15/30	12,907,000	12,496,202
JPMorgan Chase Bank, NA, Series 2020-1, Class D (d)	1.886%	01/25/28	83,640	83,153
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	554,720	538,644
Lobel Automobile Receivables Trust, Series 2023-1, Class A (d)	6.970%	07/15/26	4,185,464	4,160,983
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,089,192

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Auto Loan — 7.1% continued
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	$4,500,000	$4,361,217
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,704,965
Veros Auto Receivables Trust, Series 23-1, Class A (d)	7.120%	11/15/28	6,108,811	6,096,834
				95,870,554
CRE/CLO — 7.9%
A10 Securitization, Series 2021-D, Class D (d)	4.409%	10/01/38	7,546,818	6,753,293
A10 Securitization, Series 2021-D, Class E (d)	4.937%	10/01/38	3,575,985	3,158,020
A10 Securitization, Series 2020-C, Class B (d)	2.617%	08/15/40	361,492	356,334
A10 Securitization, Series 2020-C, Class C (d)	3.363%	08/15/40	2,800,000	2,706,287
A10 Securitization, Series 2019-B, Class C (d)	3.781%	08/15/40	1,936,889	1,937,047
A10 Securitization, Series 2020-C, Class D (d)	4.129%	08/15/40	11,991,000	10,948,958
A10 Securitization, Series 2020-C, Class E (d)	5.465%	08/15/40	1,050,000	925,197
Acre Commercial Mortgage Trust, Series 2021-FL4, Class A (1* TSFR1M + 94) (a)(d)	6.035%	12/18/37	7,874,935	7,762,521
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(d)	7.805%	12/18/37	6,000,000	5,612,820

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 7.9% continued
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(d)	8.305%	12/18/37	$2,000,000	$1,831,030
AREIT CRE Trust, Series 2021-CRE5, Class A (1* TSFR1M + 119) (a)(d)	6.188%	11/17/38	1,129,492	1,103,308
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (a)(d)	8.857%	08/15/32	1,374,049	1,363,934
BDS Ltd., Series 2021-FL8, Class D (1* TSFR1M + 201) (a)(d)	7.057%	01/18/36	2,750,000	2,550,883
BDS Ltd., Series 2021-FL8, Class E (1* TSFR1M + 236) (a)(d)	7.407%	01/18/36	1,750,000	1,618,563
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (a)(d)	6.081%	02/15/38	2,491,085	2,379,541
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(d)(e)	7.131%	02/15/38	4,725,000	3,888,401
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(d)(e)	7.231%	02/15/38	3,500,000	2,739,453
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(d)	6.581%	02/18/38	4,970,000	4,347,165
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(d)(e)	7.357%	05/15/38	8,250,000	6,810,581

20 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
CRE/CLO — 7.9% continued
KKR Financial Management, Series 2021-FL2, Class A (d)	6.228%	02/15/39	$4,500,000	$4,345,389
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (a)(d)	6.458%	02/15/39	2,250,000	2,122,344
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* TSFR1M + 261) (a)(d)(e)	7.607%	04/15/34	11,250,000	9,876,510
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (a)(d)	6.111%	07/15/36	806,556	790,696
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(d)	6.461%	07/15/36	1,904,000	1,847,590
MF1 Multifamily Housing Mortgage Trust, Series 21-FL5, Class D (d)	7.761%	07/15/36	500,000	473,475
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(d)	10.805%	09/17/37	1,250,000	1,226,670
PFP Ltd., Series 2021-8, Class A (1* TSFR1M + 111) (a)(d)	6.105%	08/09/37	2,820,273	2,741,133
PFP Ltd., Series 2021-8, Class C (1* TSFR1M + 191) (a)(d)	6.958%	08/09/37	2,000,000	1,871,654
PFP Ltd., Series 2021-7, Class A (1* TFSR1M + 96) (a)(d)	5.957%	04/14/38	176,692	174,214

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 7.9% continued
PFP Ltd., Series 2021-7, Class A-S (1* TSFR1M + 126) (a)(d)	6.257%	04/14/38	$2,999,850	$2,911,127
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (a)(d)	7.505%	04/14/38	2,499,875	2,339,831
PFP Ltd., Series 2021-7, Class E (1* TSFR1M + 311) (a)(d)	8.158%	04/14/38	2,249,888	1,974,623
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(d)	6.187%	09/15/36	1,254,943	1,229,548
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(d)	7.343%	09/15/36	2,000,000	1,894,064
VMC Finance, LLC, Series 2019-FL3, Class B (1* TSFR1M + 176) (a)(d)	6.808%	09/15/36	2,202,403	2,143,306
				106,755,510
Credit Cards — 11.1%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,867,471
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	1,014,307	1,011,359
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,283,759
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,815,097
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,447,671

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Credit Cards — 11.1% continued
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	$9,200,000	$8,332,962
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,004,867
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	5,754,668
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	12,668,985
Continental Credit Card, LLC, Series 2022-A, Class C (d)	9.330%	10/15/30	4,100,000	3,722,938
Continental Credit Card, LLC, Series 2022-A, Class D (d)	12.420%	10/15/30	5,000,000	4,367,379
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/30	7,101,207	7,033,528
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,554,034
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,047,110
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,028,425
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,244,160

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 11.1% continued
Genesis Sales Finance Master Trust, Series 2022-B, Class C (d)	9.530%	09/20/27	$5,000,000	$4,940,179
Genesis Sales Finance Master Trust, Series 2022-A, Class D (d)	10.970%	09/20/27	4,350,000	4,220,297
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (d)	2.500%	09/21/26	13,970,000	13,197,111
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (d)	3.200%	09/21/26	4,000,000	3,760,072
Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C (d)	10.830%	03/22/27	8,000,000	7,745,474
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (d)	10.680%	06/21/27	3,500,000	3,445,270
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (d)	17.760%	06/21/27	4,000,000	3,954,462
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (d)	8.040%	09/20/27	7,000,000	6,991,459
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (d)	17.070%	09/20/27	10,000,000	9,941,758
Mission Lane Credit Card Master, Series 23-A, Class D (d)	11.950%	07/17/28	5,500,000	5,468,287
Mission Lane Credit Card Master, Series 23-A, Class E (d)	15.730%	07/17/28	5,500,000	5,447,662
				149,296,444

22 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Equipment — 1.2%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	$484,540	$453,451
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	760,420	732,195
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	930,724	824,053
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	1,398,628	1,287,189
HPEFS Equipment Trust, Series 2022-1A, Class A3 (d)	1.380%	05/21/29	3,000,000	2,918,614
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	3,000,000	2,744,031
Post Road Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,292,066
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)(e)	5.926%	10/15/41	7,433,479	5,266,397
				15,517,996
HECM — 4.7%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,039,043	795,049
Brean Asset Backed Securities, Series 2021-RM2, Class A (d)	1.750%	10/25/61	7,900,652	6,870,046
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (d)(e)	3.000%	07/25/62	1,435,071	984,045

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.7% continued
Brean Asset Backed Securities, Series 2023-RM6, Class A2 (d)	5.250%	01/25/63	$2,250,000	$1,900,287
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	5,476,526	5,356,546
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (d)	3.750%	04/25/25	3,000,000	2,644,629
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	$3,000,000	$2,713,646
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(d)	5.084%	02/25/32	1,600,000	1,387,169
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (d)	7.870%	02/25/32	8,000,000	6,682,914
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (d)	6.000%	08/01/32	6,500,000	5,724,985
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (d)	3.000%	06/25/36	9,000,000	6,941,370
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)(e)	3.690%	11/25/31	3,000,000	2,469,422
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)(e)	4.704%	11/25/31	6,350,000	4,766,771

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
HECM — 4.7% continued
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)(e)	3.630%	10/25/50	$1,000,000	$820,440
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	8,867,302	6,174,587
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)	2.125%	09/25/61	2,594,175	1,449,087
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(d)	3.000%	01/25/62	959,818	714,408
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(d)	3.750%	06/25/62	2,600,000	1,340,874
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(d)	3.000%	01/25/62	1,600,000	1,038,776
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	4,000,000	2,316,352
				63,091,403
Hospitality — 1.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* TSFR1M + 130) (a)(d)	6.443%	07/15/35	4,700,000	4,582,101
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (a)(d)	6.693%	07/15/35	3,500,000	3,351,376
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (a)(d)	7.327%	05/15/35	6,000,000	5,865,968

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 1.9% continued
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* TSFR1M + 130) (a)(d)	6.440%	07/15/25	$4,573,863	$4,493,162
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (a)(d)	6.440%	07/15/25	3,476,136	3,406,060
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* SOFR + 115) (a)(d)	6.257%	05/15/38	3,850,000	3,801,575
				25,500,242
Industrial — 0.4%
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(d)	6.843%	09/15/36	6,405,000	6,055,444

Manufactured Housing — 0.1%
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(d)	5.985%	11/25/44	1,100,000	1,025,388

Multifamily — 9.4%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(d)	7.693%	11/25/24	3,844,388	3,754,846
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(d)	7.262%	12/25/24	968,352	940,498

24 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Multifamily — 9.4% continued
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(d)	7.343%	02/25/25	$1,494,342	$1,452,294
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(d)	7.012%	03/25/25	1,392,481	1,318,482
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(d)	7.243%	10/25/25	2,133,604	2,042,209
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(d)	7.243%	04/25/26	3,528,425	3,256,933
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(d)	7.343%	01/25/28	2,254,710	2,077,494
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(d)	7.243%	06/25/28	3,078,461	2,729,171
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(d)	6.962%	07/25/28	2,503,081	2,210,728
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(d)	7.443%	01/25/29	4,223,124	3,780,208
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(d)	7.543%	02/25/29	2,236,286	2,097,483

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 9.4% continued
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(d)	7.443%	08/25/29	$5,359,583	$4,871,315
MultiFamily Connecticut Avenue, Series 2019-01, Class B-10 (1* SOFR + 550) (a)(d)	10.650%	10/25/49	6,010,000	5,419,171
MultiFamily Connecticut Avenue, Series 2020-01, Class M-7 (1* SOFR + 195) (a)(d)	7.100%	03/25/50	438,549	432,838
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(d)	12.650%	03/25/50	3,063,000	2,876,579
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(d)	6.773%	07/25/41	16,326,516	15,142,130
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(d)	8.323%	07/25/41	22,343,000	19,108,654
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(d)	6.973%	01/25/51	6,847,578	6,563,032
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M2 (1* SOFR + 400) (a)(d)	8.723%	01/25/51	13,000,000	11,708,822

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Multifamily — 9.4% continued
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR + 230) (a)(d)	7.367%	11/25/51	$18,509,783	$17,751,343
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M2 (1* SOFR + 400) (a)(d)	9.067%	11/25/51	8,400,000	7,619,875
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(d)	11.917%	11/25/51	2,500,000	2,201,398
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR + 425) (a)(d)	9.317%	05/25/52	6,727,884	6,675,649
				126,031,152
Non-Agency MBS 2.0 — 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.617%	02/25/50	2,240,534	1,887,773
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(d)	6.367%	03/25/51	1,907,117	1,687,638
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(d)	6.867%	03/25/51	1,439,406	1,390,603
				4,966,014
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(d)	3.086%	11/25/50	1,662,000	1,445,697

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM — 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	4.279%	08/25/34	$3,803	$3,624

Residential Transition Loan — 6.4%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	01/25/26	9,092,372	8,836,422
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	01/25/26	6,896,410	6,688,626
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	5.438%	05/25/25	16,188,000	14,370,437
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/28/29	7,500,000	6,551,558
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	4.458%	02/25/26	2,750,000	2,413,852
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (d)	2.783%	06/25/26	1,500,000	1,334,008
LHOME Mortgage Trust, Series 2021-RTL2, Class M (d)	4.458%	06/25/26	4,000,000	3,431,523
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,275,734
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,265,078
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,250,000	6,542,701

26 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Residential Transition Loan — 6.4% continued
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	$5,500,000	$5,177,582
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	5,700,000	5,067,778
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	5,851,053
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,642,914
				85,449,266
Retail — 1.9%
BX Trust, Series 2021-VIEW, Class E (1* SOFR + 360) (a)(d)(e)	8.793%	06/15/36	4,690,500	4,222,221
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (a)(d)	4.782%	04/15/36	4,575,000	4,362,459
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (d)	6.343%	02/15/40	6,631,314	6,233,599
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(d)	6.993%	02/15/40	3,454,283	3,137,683
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(d)	7.693%	02/15/40	2,139,837	1,883,057

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 1.9% continued
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(d)	8.843%	02/15/40	$6,226,800	$5,377,264
				25,216,283
Single Family Rental — 1.5%
American Homes 4 Rent Trust, Series 2014-SFR2, Class A (d)	3.790%	10/17/36	$1,659,999	$1,610,307
AMSR Trust, Series 2020-SFR2, Class G	4.000%	07/17/37	500,000	462,629
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,268,550	5,464,993
Progress Residential Trust, Series 2019-SFR4, Class B (d)	2.937%	10/17/36	2,300,000	2,198,008
Progress Residential Trust, Series 2020-SFR1, Class A (d)	1.732%	04/17/37	11,863,886	11,010,925
				20,746,862
Small Business — 4.2%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	12,000,000	11,442,919
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,410,601
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,501,386
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,224,784
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,391,240

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Small Business — 4.2% continued
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	$3,000,000	$2,733,232
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	7.700%	02/25/44	591,741	584,075
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	9.000%	02/25/44	1,301,831	1,290,369
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	7.350%	12/25/44	1,546,590	1,520,897
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	8.500%	10/25/49	2,624,687	2,587,962
Newtek Small Business Loan Trust, Series 2023-1, Class B (d)	8.500%	07/25/50	6,587,788	6,544,556
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,287,328
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	$3,250,000	$2,920,330
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,500,000	4,846,741
				56,286,420

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.7%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	$831,236	$782,965
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	506,832	484,599
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	2,634,378	2,426,663
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	1,690,104	1,466,936
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,144,533
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	208,008	173,161
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,377	1,677,174
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(d)	6.454%	07/25/51	967,984	955,651
				9,111,682
Unsecured Consumer — 13.1%
ACHV ABS Trust, Series 2023-2PL, Class B (d)	6.880%	05/20/30	4,000,000	3,976,515
ACHV ABS Trust, Series 2023-2PL, Class C (d)	7.270%	05/20/30	1,450,000	1,436,753
Affirm, Inc., Series 2022-Z1, Class A (d)	4.550%	06/15/27	11,670,546	11,505,781
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	2,500,000	2,365,664
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	9,995,958

28 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Unsecured Consumer — 13.1% continued
Conn Funding II, LP, Series 2022-A, Class A (d)	5.870%	12/15/26	$936,818	$936,841
Conn Funding II, LP, Series 2022-A, Class B (d)	9.520%	12/15/26	4,000,000	4,007,908
Freed ABS Trust, Series 2022-1FP, Class C (d)	2.510%	03/19/29	3,145,000	3,015,167
Freedom Financial Trust, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,134,404	5,037,917
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	8,500,000	8,361,081
LendingPoint Asset Securitization, Series 2022-C, Class D (d)	10.730%	02/15/30	4,920,000	4,558,352
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	871,335
Lendmark Funding Trust, Series 2023-1A, Class D (d)	8.690%	05/20/33	6,000,000	5,921,692
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,560,000	2,477,894
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,158,368
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,536,072
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	5,441,553	5,211,105
Oportun Funding, LLC, Series 19-A, Class D (d)	6.220%	08/08/25	6,121,527	5,886,906
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	9,000,000	8,543,874

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 13.1% continued
Oportun Funding, LLC, Series 2022-2, Class A (d)	5.940%	10/09/29	$4,742,376	$4,722,270
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,171,305
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	1,350,000	1,227,945
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	7,650,000	6,794,263
Oportun Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	7,600,000	7,187,955
Oportun Funding, LLC, Series 2022-A, Class D (d)	8.500%	06/09/31	1,500,000	1,365,292
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	13,000,000	11,531,120
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,287,004
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	3,500,000	3,017,097
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (a)(d)	0.000%	07/15/25	81,061,702	400,039
Reach Financial, LLC, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,516,621
Reach Financial, LLC, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	5,934,790
Regional Management Issuance Trust, Series 2020-1, Class A	2.340%	10/15/30	2,000,000	1,923,435

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.1% continued
Unsecured Consumer — 13.1% continued
Regional Management Issuance Trust, Series 2020-1, Class B	3.230%	10/15/30	$2,500,000	$2,296,615
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	895,000	791,199
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	4,003,789
Regional Management Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,088,104
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	16,569	16,539
Upstart Pass-Through Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	2,497,627	2,400,183
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	5,633,700	5,345,628
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	1,883,830	1,801,668
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	3,677,072	3,515,145
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (d)	7.010%	11/15/30	2,429,550	2,424,810
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (d)	8.540%	11/15/30	5,000,000	5,045,194
				175,613,193

	Coupon	Maturity	Shares / Par Value	Fair Value
Total Securitized
(Cost $1,169,911814)				$1,102,849,679

Treasury — 5.2%
U.S. Treasury Notes (b)	0.125%	10/15/23	$10,000,000	$9,855,469
U.S. Treasury Notes (b)	2.750%	11/15/23	10,000,000	9,907,422
U.S. Treasury Notes (b)	2.625%	12/31/23	10,000,000	9,870,312
U.S. Treasury Notes (b)	1.750%	06/30/24	15,000,000	14,467,383
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,425,391
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,421,484
U.S. Treasury Notes (b)	0.750%	11/15/24	5,000,000	4,702,734
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	3,007,082	2,819,521
Total Treasury
(Cost $73,073,354)				$70,469,716

	Shares	Fair Value
Registered Investment Companies — 10.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (f)	101,417,412	101,437,696
State Street Navigator Securities Lending Portfolio I, 5.27% (f)(g)	37,785,525	37,785,525
Total Registered Investment Companies
(Cost $139,222,452)		$139,223,221

Total Investment Securities — 103.3%
(Cost $1,460,895,191)		$1,388,371,616

Liabilities in Excess of Other Assets — (3.3)%		(44,433,676)

Net Assets — 100.0%		$1,343,937,940

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

30 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration
Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $50,668,507.
(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2023 was $1,066,426,663, representing 79.4% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2023 was $42,639,290, representing 3.2% of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2023.
(g)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

NA — National Association

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9%
Banking — 6.1%
American Express Co.	2.250%	03/04/25	$1,050,000	$994,463
American Express Co. (a)	5.850%	11/05/27	250,000	255,984
American Express Co.	5.043%	05/01/34	400,000	391,249
Bank of America Corp. (1* TSFR3M + 123) (b)	3.458%	03/15/25	975,000	955,622
Bank of America Corp. (1* TSFR3M + 90) (b)	2.015%	02/13/26	400,000	374,588
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	150,000	137,403
Bank of America Corp. (1* TSFR3M + 184) (b)	3.824%	01/20/28	100,000	94,555
Bank of America Corp.	4.948%	07/22/28	175,000	171,856
Bank of America Corp. (1* TSFR3M + 130) (b)	3.419%	12/20/28	1,000,000	916,794
Bank of America Corp.	3.194%	07/23/30	1,500,000	1,322,110
Bank of America Corp. (1* TSFR3M + 145) (b)	2.884%	10/22/30	2,300,000	1,980,192
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	377,791
Bank of America Corp.	4.571%	04/27/33	700,000	658,171
Bank of America Corp.	5.015%	07/22/33	1,000,000	978,244
Bank of Montreal France	0.949%	01/22/27	630,000	562,207
Bank of New York Mellon Corp. (The)	5.802%	10/25/33	1,050,000	1,070,233
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	521,276
Bank of Nova Scotia (a)	3.450%	04/11/25	200,000	192,561
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	856,630
Capital One Financial Corp.	5.468%	02/01/29	500,000	478,981

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 31

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Banking — 6.1% continued
Citigroup Inc. (1* SOFR + 125) (b)	6.427%	07/01/26	$100,000	$100,978
Citigroup, Inc. (1* TSFR3M + 116) (b)	3.352%	04/24/25	200,000	195,514
Citigroup, Inc. (1* SOFR + 53) (b)	1.281%	11/03/25	600,000	562,063
Citigroup, Inc. (1* TSFR3M + 182) (b)	3.887%	01/10/28	900,000	852,845
Citigroup, Inc.	3.070%	02/24/28	800,000	736,193
Citigroup, Inc.	4.125%	07/25/28	150,000	141,385
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	2,380,000	2,062,439
Citigroup, Inc.	2.666%	01/29/31	900,000	761,844
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,227,028
Comerica Bank, Series BKNT (a)	2.500%	07/23/24	250,000	234,900
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	241,423
Discover Bank	4.650%	09/13/28	700,000	649,851
Discover Bank	2.700%	02/06/30	250,000	201,696
Discover Financial Services	4.100%	02/09/27	100,000	92,774
Fifth Third Bancorp	2.375%	01/28/25	275,000	257,358
Fifth Third Bancorp	1.707%	11/01/27	450,000	384,356
Fifth Third Bancorp	6.361%	10/27/28	500,000	497,792
First Horizon Bank (a)	5.750%	05/01/30	250,000	217,107
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	370,783
Goldman Sachs Group, Inc. (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	846,579
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	889,528
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (b)	4.223%	05/01/29	650,000	613,919
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	462,379
Goldman Sachs Group, Inc. (1* SOFR + 128) (b)	2.615%	04/22/32	2,700,000	2,214,322
Huntington Bancshares, Inc. (a)	2.625%	08/06/24	125,000	119,576
Huntington Bancshares, Inc. (a)	4.443%	08/04/28	750,000	696,741

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 6.1% continued
Huntington Bancshares, Inc.	5.023%	05/17/33	$400,000	$365,602
Huntington National Bank	5.699%	11/18/25	500,000	485,735
JPMorgan Chase & Co.	2.595%	02/24/26	200,000	189,649
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	447,864
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	359,285
JPMorgan Chase & Co.	1.470%	09/22/27	1,200,000	1,059,388
JPMorgan Chase & Co. (1* TSFR3M + 160) (b)	3.782%	02/01/28	100,000	95,124
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	1,425,000	1,317,237
JPMorgan Chase & Co.	3.702%	05/06/30	1,500,000	1,374,643
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	450,000	387,640
JPMorgan Chase & Co. (1* SOFR + 204) (b)	2.522%	04/22/31	750,000	634,383
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	389,179
KeyBank NA (a)(b)	0.433%	06/14/24	500,000	485,979
KeyBank NA	4.700%	01/26/26	250,000	232,745
KeyBank NA (a)	5.000%	01/26/33	250,000	216,364
KeyCorp (a)	2.550%	10/01/29	385,000	290,535
KeyCorp	4.789%	06/01/33	300,000	251,501
M&T Bank Trust Co.	5.400%	11/21/25	600,000	581,375
Morgan Stanley (1* SOFR + 46) (a)(b)	5.284%	01/25/24	500,000	499,473
Morgan Stanley	3.620%	04/17/25	100,000	98,013
Morgan Stanley	3.875%	01/27/26	500,000	482,655
Morgan Stanley	3.125%	07/27/26	100,000	93,644
Morgan Stanley	3.625%	01/20/27	100,000	94,951
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	1,675,000	1,424,577
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	1,900,000	1,473,824
Morgan Stanley	1.928%	04/28/32	750,000	585,472
Morgan Stanley	4.889%	07/20/33	1,000,000	962,449

32 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Banking — 6.1% continued
PNC Bank NA (a)	2.700%	10/22/29	$250,000	$208,908
PNC Financial Services Group, Inc. (The) (a)	2.600%	07/23/26	250,000	230,671
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	497,647
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	869,866
Regions Financial Corp.	2.250%	05/18/25	275,000	254,341
Royal Bank of Canada	1.150%	06/10/25	365,000	336,933
Royal Bank of Canada (a)	1.150%	07/14/26	200,000	176,939
Royal Bank of Canada (a)	4.900%	01/12/28	500,000	493,463
Royal Bank of Canada (a)	3.875%	05/04/32	300,000	274,670
Royal Bank of Canada	5.000%	05/02/33	1,000,000	975,820
State Street Corp. (1* SOFR + 94) (b)	2.354%	11/01/25	175,000	167,026
State Street Corp. (b)	4.164%	08/04/33	300,000	277,744
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	312,491
Toronto-Dominion Bank (The)	1.200%	06/03/26	700,000	622,491
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	496,676
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	204,085
Truist Financial Corp.	5.900%	10/28/26	250,000	247,804
Truist Financial Corp.	6.047%	06/08/27	500,000	500,208
Truist Financial Corp.	4.873%	01/26/29	500,000	480,587
Truist Financial Corp.	1.887%	06/07/29	1,000,000	831,210
US Bancorp	2.400%	07/30/24	100,000	96,455
US Bancorp	2.215%	01/27/28	800,000	709,200
US Bancorp	4.548%	07/22/28	300,000	286,897
US Bancorp (a)	5.775%	06/12/29	450,000	449,865
US Bancorp (a)	4.839%	02/01/34	1,000,000	934,027
Wells Fargo & Co.	2.164%	02/11/26	1,050,000	988,754
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	500,000	468,469

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 6.1% continued
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	$650,000	$579,235
Wells Fargo & Co. (b)	2.879%	10/30/30	1,500,000	1,295,527
Wells Fargo & Co.	3.350%	03/02/33	1,450,000	1,240,988
				59,310,566
Basic Industry — 0.2%
FMC Corp.	3.450%	10/01/29	300,000	262,430
Nucor Corp., CV	2.000%	06/01/25	250,000	233,775
Nucor Corp.	3.125%	04/01/32	250,000	216,265
PPG Industries, Inc.	2.400%	08/15/24	110,000	105,596
PPG Industries, Inc.	2.550%	06/15/30	300,000	255,695
Sherwin Williams Co.	3.300%	02/01/25	350,000	338,042
Sherwin-Williams Co.	2.300%	05/15/30	250,000	209,922
				1,621,725
Brokerage Asset Managers Exchanges — 0.4%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	238,013
Ameriprise Financial, Inc.	4.500%	05/13/32	400,000	383,047
Ameriprise Financial, Inc.	5.150%	05/15/33	400,000	397,152
BlackRock, Inc.	4.750%	05/25/33	800,000	786,094
CBOE Global Markets, Inc.	3.650%	01/12/27	100,000	95,333
Charles Schwab Corp. (The) (b)	5.853%	05/19/34	1,100,000	1,116,374
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	833,131
				3,849,144
Capital Goods — 0.5%
Carrier Global Corp.	2.722%	02/15/30	250,000	215,178
John Deere Capital Corp.	4.850%	10/11/29	350,000	349,634
John Deere Capital Corp.	4.700%	06/10/30	1,000,000	993,400
Johnson Controls International plc	2.000%	09/16/31	500,000	399,707
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	47,642
Lennox International, Inc.	3.000%	11/15/23	100,000	98,801
Lockheed Martin Corp.	4.450%	05/15/28	250,000	246,429

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Capital Goods — 0.5% continued
Lockheed Martin Corp.	5.250%	01/15/33	$425,000	$440,286
Republic Services, Inc.	2.500%	08/15/24	200,000	192,933
Waste Management, Inc., Series 19-SFR4, Class A	3.125%	03/01/25	400,000	385,484
Waste Management, Inc. (a)	1.150%	03/15/28	300,000	255,124
Waste Management, Inc. (a)	4.625%	02/15/30	875,000	862,069
				4,486,687
Communications — 1.0%
American Tower Corp.	1.450%	09/15/26	300,000	263,919
American Tower Corp.	2.100%	06/15/30	200,000	161,505
AT&T, Inc.	2.300%	06/01/27	650,000	584,585
AT&T, Inc.	2.550%	12/01/33	114,000	89,544
AT&T, Inc.	4.500%	05/15/35	100,000	91,930
AT&T, Inc.	3.500%	06/01/41	400,000	307,074
AT&T, Inc.	4.300%	12/15/42	500,000	424,484
AT&T, Inc.	3.650%	06/01/51	1,000,000	734,120
British Telecommunications plc (a)(c)	3.250%	11/08/29	275,000	241,156
Comcast Corp.	5.350%	11/15/27	450,000	458,033
Comcast Corp.	2.650%	02/01/30	100,000	87,471
Comcast Corp.	1.950%	01/15/31	1,025,000	838,749
Comcast Corp. (a)	3.969%	11/01/47	144,000	119,265
Comcast Corp.	5.350%	05/15/53	925,000	939,170
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	91,483
Fox Corp.	4.030%	01/25/24	50,000	49,499
Netflix, Inc.	6.375%	05/15/29	350,000	370,300
T Mobile USA, Inc. (a)	5.650%	01/15/53	400,000	406,160
T-Mobile USA, Inc.	3.375%	04/15/29	700,000	632,134
Verizon Communications, Inc. (a)(b)	6.421%	05/15/25	100,000	100,818
Verizon Communications, Inc. (1* SOFR + 110)	1.750%	01/20/31	700,000	552,254
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	994,900

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 1.0% continued
Verizon Communications, Inc.	4.500%	08/10/33	$550,000	$519,009
Walt Disney Co. (The) (a)	2.000%	09/01/29	550,000	468,236
Walt Disney Co. (The) (a)	3.800%	03/22/30	100,000	94,503
WarnerMedia Holdings, Inc. (a)	4.279%	03/15/32	800,000	709,500
				10,329,801
Consumer Cyclical — 1.5%
Amazon.com, Inc. (a)	3.450%	04/13/29	675,000	635,507
BMW US Capital, LLC (a)(c)	3.900%	04/09/25	300,000	292,645
CVS Health Corp.	5.125%	02/21/30	500,000	496,548
CVS Health Corp.	3.750%	04/01/30	500,000	458,639
CVS Health Corp.	5.050%	03/25/48	250,000	230,436
CVS Health Corp.	5.875%	06/01/53	450,000	461,454
Dollar General Corp.	5.000%	11/01/32	500,000	485,397
Dollar General Corp.	5.450%	07/05/33	800,000	794,054
Expedia Group, Inc. (a)	3.250%	02/15/30	500,000	435,175
Ford Motor Co.	4.346%	12/08/26	100,000	96,646
General Motors Co.	5.400%	10/15/29	1,500,000	1,462,579
General Motors Financial Co., Inc.	5.400%	04/06/26	700,000	691,990
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	885,591
Home Depot, Inc. (The) (a)	4.500%	09/15/32	400,000	395,373
Honda Motor Co. (a)	2.534%	03/10/27	200,000	184,137
Lowes Cos., Inc.	2.625%	04/01/31	950,000	802,165
Lowes Cos., Inc. (a)	5.625%	04/15/53	1,175,000	1,174,296
Mercedes-Benz Financing (c)	4.800%	03/30/28	500,000	493,357
Ross Stores, Inc.	4.800%	04/15/30	1,050,000	994,354
Toyota Motor Credit Corp. (a)	0.500%	06/18/24	500,000	476,396
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	269,721
Toyota Motor Credit Corp. (a)	4.625%	01/12/28	350,000	346,928
Toyota Motor Credit Corp.	4.550%	05/17/30	1,100,000	1,073,085
Walgreens Boots Alliance, Inc. (a)	3.200%	04/15/30	250,000	212,593

34 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Consumer Cyclical — 1.5% continued
Walmart, Inc. (a)	4.150%	09/09/32	$400,000	$394,538
Walmart, Inc.	4.500%	04/15/53	450,000	438,873
				14,682,477
Consumer Non-Cyclical — 1.3%
Abbott Laboratories	4.750%	11/30/36	100,000	100,395
AbbVie, Inc.	3.600%	05/14/25	500,000	483,348
AbbVie, Inc.	2.950%	11/21/26	335,000	312,972
AbbVie, Inc.	3.200%	11/21/29	750,000	678,207
AbbVie, Inc.	4.550%	03/15/35	100,000	95,227
Amgen, Inc.	1.900%	02/21/25	310,000	292,404
Amgen, Inc.	3.000%	02/22/29	500,000	451,543
Amgen, Inc. (a)	4.200%	03/01/33	400,000	373,291
Amgen, Inc.	5.600%	03/02/43	425,000	426,286
Anheuser-Busch Cos., LLC	4.700%	02/01/36	1,900,000	1,847,968
Baxter International, Inc.	1.915%	02/01/27	300,000	266,464
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	265,104
Colgate-Palmolive Co. (a)	4.600%	03/01/33	450,000	457,138
Constellation Brands, Inc.	3.150%	08/01/29	775,000	698,558
Constellation Brands, Inc.	2.250%	08/01/31	350,000	286,013
HCA, Inc.	4.125%	06/15/29	650,000	601,503
Kroger Co. (The)	2.650%	10/15/26	100,000	92,669
Kroger Co. (The) (a)	2.200%	05/01/30	125,000	103,364
Kroger Co. (The) (a)	1.700%	01/15/31	550,000	431,360
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	334,956
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	263,457
Mondelez International, Inc.	3.000%	03/17/32	300,000	259,668
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,821,507
Phillip Morris International, Inc.	5.375%	02/15/33	900,000	898,017
Zoetis, Inc., Series 4006	2.000%	05/15/30	525,000	438,088
Zoetis, Inc.	5.600%	11/16/32	425,000	444,253
				12,723,760
Electric — 1.3%
Ameren Corp.	2.500%	09/15/24	130,000	124,573
American Electric Power, Inc.	1.000%	11/01/25	500,000	451,429

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.3% continued
CMS Energy Corp.	2.950%	02/15/27	$100,000	$91,891
Dominion Energy, Inc.	1.450%	04/15/26	750,000	673,338
DTE Electric Co.	5.200%	04/01/33	450,000	457,239
DTE Energy Co., Series C	2.529%	10/01/24	150,000	143,627
DTE Energy Co., Series E	2.850%	10/01/26	100,000	91,973
DTE Energy Co., Series H	2.950%	03/01/30	125,000	108,109
Duke Energy Corp.	4.300%	03/15/28	825,000	792,495
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	236,289
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	251,776
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	482,541
Florida Power & Light Co.	5.100%	04/01/33	500,000	507,360
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	229,345
Idaho Power Co.	5.500%	03/15/53	900,000	919,524
MidAmerican Energy Co.	3.650%	04/15/29	350,000	325,032
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,500,934
Northern States Power Co.	2.250%	04/01/31	500,000	417,742
Northern States Power Co.	5.100%	05/15/53	900,000	885,960
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	400,322
Oncor Electric Delivery Co., LLC (a)(c)	4.950%	09/15/52	500,000	482,182
PacifiCorp	5.500%	05/15/54	450,000	422,191
PECO Energy Co.	3.000%	09/15/49	200,000	138,996
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	899,618
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	113,157
Public Service Co. of Colorado	4.500%	06/01/52	400,000	348,732
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	91,927

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Electric — 1.3% continued
Southwestern Electric Power Co.	2.750%	10/01/26	$100,000	$91,692
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	675,546
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	634,527
				12,990,067
Energy — 0.7%
BP Capital Markets America	4.812%	02/13/33	800,000	788,373
BP Capital Markets America	4.893%	09/11/33	500,000	494,837
Coterra Energy, Inc.	3.900%	05/15/27	100,000	94,256
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	187,910
Diamondback Energy, Inc. (a)	6.250%	03/15/53	500,000	505,781
Energy Transfer Operating, LP	4.500%	04/15/24	75,000	74,138
Energy Transfer, LP	4.950%	05/15/28	1,100,000	1,064,256
Exxon Mobil Corp.	2.992%	03/19/25	240,000	231,214
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,330,003
Marathon Petroleum Corp.	5.000%	09/15/54	750,000	618,473
Phillips 66	2.450%	12/15/24	100,000	95,086
Phillips 66	3.550%	10/01/26	100,000	93,802
Phillips 66	5.300%	06/30/33	675,000	672,877
Shell International Finance BV	2.375%	11/07/29	645,000	563,397
Shell International Finance BV (a)	6.375%	12/15/38	73,000	81,811
Total Capital International SA (a)	2.829%	01/10/30	120,000	107,370
				7,003,584
Insurance — 1.6%
Athene Global Funding (c)	2.500%	01/14/25	225,000	210,174
Equitable Financial Life (c)	1.800%	03/08/28	609,000	513,605
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	781,403
Lincoln National Corp.	3.625%	12/12/26	100,000	92,988

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 1.6% continued
MassMutual Global Funding (c)	4.150%	08/26/25	$500,000	$485,545
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	353,578
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	406,222
MassMutual Global Funding II (c)	5.050%	06/14/28	500,000	495,956
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	947,715
Met Life Global Funding I (a)(c)	1.550%	01/07/31	900,000	700,112
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	494,499
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	335,599
New York Life Global Funding (c)	2.900%	01/17/24	100,000	98,448
New York Life Global Funding (c)	2.350%	07/14/26	50,000	45,945
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	990,210
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	967,714
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	387,400
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	389,971
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	418,018
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	159,307
Pricoa Globla Funding I (c)	5.100%	05/30/28	500,000	495,226
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	478,948
Principal Life Global Funding II (a)(c)	0.875%	01/12/26	500,000	444,525
Progressive Corp.	3.200%	03/26/30	240,000	215,064
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	271,156

36 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Insurance — 1.6% continued
Protective Life Global Funding (c)	5.209%	04/14/26	$1,000,000	$984,164
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	553,029
Protective Life Global Funding (a)(c)	1.737%	09/21/30	1,100,000	862,326
UnitedHealth Group, Inc.	4.200%	05/15/32	900,000	859,196
UnitedHealth Group, Inc.	5.350%	02/15/33	250,000	259,776
UnitedHealth Group, Inc.	4.750%	05/15/52	400,000	379,461
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	500,185
				15,577,465
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	272,503
Atmos Energy Corp.	4.125%	03/15/49	885,000	743,966
				1,016,469
Other Utility — 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	262,227
American Water Capital Corp.	2.300%	06/01/31	825,000	684,809
				947,036
REITS — 0.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	93,179
American Homes 4 Rent	4.250%	02/15/28	100,000	94,126
Boston Properties, LP	2.750%	10/01/26	50,000	44,145
CubeSmart, LP	2.250%	12/15/28	2,100,000	1,769,586
ERP Operating, LP	2.850%	11/01/26	100,000	92,767
ERP Operating, LP	2.500%	02/15/30	150,000	127,676
Life Storage, LP	3.875%	12/15/27	100,000	92,824
Public Storage (a)	1.850%	05/01/28	800,000	694,218
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,208,073
Realty Income Corp.	3.000%	01/15/27	100,000	92,203
Spirit Realty, LP	4.450%	09/15/26	100,000	94,187

	Coupon	Maturity	Shares / Par Value	Fair Value
REITS — 0.5% continued
Spirit Realty, LP	2.100%	03/15/28	$250,000	$209,503
Spirit Realty, LP	4.000%	07/15/29	60,000	52,777
Spirit Realty, LP	3.200%	02/15/31	250,000	204,163
				4,869,427
Technology — 0.9%
Apple, Inc.	2.200%	09/11/29	250,000	219,342
Apple, Inc. (a)	1.650%	05/11/30	300,000	252,568
Apple, Inc. (a)	4.850%	05/10/53	500,000	512,383
Apple, Inc.	4.100%	08/08/62	425,000	372,023
Dell International, LLC/EMC Corp.	5.300%	10/01/29	100,000	99,271
Dell International, LLC/EMC Corp. (a)	5.750%	02/01/33	350,000	353,355
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	253,161
HP, Inc. (a)	4.200%	04/15/32	1,670,000	1,497,776
Intel Corp.	5.125%	02/10/30	400,000	402,454
Mastercard, Inc.	4.850%	03/09/33	1,350,000	1,372,632
Oracle Corp.	3.600%	04/01/40	1,700,000	1,315,132
Oracle Corp.	6.900%	11/09/52	250,000	280,592
QUALCOMM, Inc.	6.000%	05/20/53	425,000	475,701
Visa, Inc.	3.150%	12/14/25	800,000	766,824
Xilinx, Inc. (a)	2.375%	06/01/30	1,000,000	863,260
				9,036,474
Transportation — 0.7%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	120,604	115,823
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	313,650	280,835
Burlington North Santa Fe, LLC (a)	5.050%	03/01/41	500,000	492,334
CSX Corp.	4.250%	11/01/66	100,000	82,320
FedEx Corp. (a)	2.400%	05/15/31	500,000	414,902
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	02/20/34	1,321,136	1,077,736
Kirby Corp. (a)	4.200%	03/01/28	600,000	559,412
Norfolk Southern Corp.	3.000%	03/15/32	600,000	516,367
Ryder System, Inc.	2.850%	03/01/27	500,000	456,784
Ryder System, Inc.	5.650%	03/01/28	500,000	500,209

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.9% continued
Transportation — 0.7% continued
Southwest Airlines Co.	2.625%	02/10/30	$1,300,000	$1,104,938
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	22,123	22,066
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	342,500	326,900
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	215,605	213,753
United Parcel Service, Inc. (a)	4.875%	03/03/33	900,000	909,493
				7,073,872

Total Corporate Credit
(Cost $174,276,989)				$165,518,554

Government Related — 0.1%
Government Owned, No Guarantee — 0.1%
Tennessee Valley Authority	4.250%	09/15/52	500,000	458,183
Tennessee Valley Authority	4.625%	09/15/60	525,000	507,944
Total Government Related
(Cost $1,248,707)				$966,127

Securitized — 65.5%
ABS-Other — 3.5%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	176,154	165,186
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	841,036
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	48,845	46,343
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	252,111	228,830

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.5% continued
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	$191,604	$173,482
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	1,750,000	1,500,900
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	3,300,000	2,681,136
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,640,000	2,967,697
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,303,230
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	3,733	3,698
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	168,677	148,297
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	275,163	227,605
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	89,975	79,643
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	218,241	193,184
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	514,618	430,346
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	88,338	79,162
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	132,217	115,443
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	122,986	108,799
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	65,001	62,696

38 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
ABS-Other — 3.5% continued
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	$110,789	$94,830
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	405,327	355,008
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	42,774	38,870
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	291,058	266,179
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	520,648	389,701
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	491,862	366,667
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	791,419	558,792
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	730,539	529,346
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	122,847	104,858
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	66,397	60,583
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	38,649	34,683
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	256,711	219,805
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,648,137	2,556,522

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.5% continued
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	$3,500,000	$3,137,062
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	2,466,758	2,407,849
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (b)(c)	7.800%	08/25/25	4,000,000	3,950,388
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (b)(c)	9.317%	05/25/27	2,200,000	2,197,377
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	283,067	245,597
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	25,087	23,339
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	30,879	26,683
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	835,505
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,826,495	3,011,828
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	383,739	378,334
				34,146,519
Agency CMBS — 2.3%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	13,897,212	11,159,892

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency CMBS — 2.3% continued
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	$3,383,433	$2,823,813
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	5,105,661	4,186,453
FNMA, Pool #FN BM6011	3.353%	11/01/26	488,420	466,549
FNMA, Pool #FN AN3598	2.550%	12/01/28	261,438	237,710
FNMA, Pool #FN BL4548	2.430%	10/01/29	185,113	164,702
FNMA, Pool #FN 464107	4.820%	12/01/29	101,020	101,001
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,627,761
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	679,433
FNMA, Pool #FN AN7612	3.280%	12/01/32	248,164	225,537
FNMA, Pool #FN 469130	4.870%	10/01/41	121,844	121,086
FNMA, Pool #FN AM5015	4.940%	12/01/43	730,454	715,341
				22,509,278
Agency MBS CMO — 25.9%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	5.407%	05/15/28	39,079	38,932
FHLMC, Series 4847, Class CV	3.500%	02/15/30	351,533	334,175
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	135,069	134,649
FHLMC, Series 4265, Class FD (1* SOFR + 40) (b)	5.507%	01/15/35	197,604	193,950
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	6.207%	11/15/37	306,190	304,256
FHLMC, Series 3605, Class PB	4.500%	11/15/39	54,266	52,001
FHLMC, Series 3617, Class PC	4.500%	12/15/39	73,577	70,556

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 25.9% continued
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	5.607%	10/15/40	$68,199	$66,501
FHLMC, Series 3759, Class ME	4.000%	11/15/40	522,545	488,169
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	259,276
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	5.607%	07/15/41	69,616	68,375
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	937,987	930,346
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,693,767	3,527,068
FHLMC, Series 4074, Class JY	2.500%	07/15/42	500,000	423,458
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,240,000	961,575
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	738,126
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,798,658	5,454,986
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	170,779	125,764
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,594,139
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	674,553	456,908
FHLMC, Series 4210, Class Z	3.000%	05/15/43	333,850	271,066
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,151,087	1,091,203
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	217,182
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	811,697
FHLMC, Series 4673, Class PH	3.500%	01/15/45	216,870	206,050
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,768,479	2,121,318
FHLMC, Series 4473, Class Z	3.000%	05/15/45	407,694	318,556
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,425,997	1,315,303
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	4,066,704	3,713,477
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,222,760
FHLMC, Series 4857, Class H	4.000%	11/15/46	199,066	193,148

40 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO — 25.9% continued
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	$4,406,649	$3,547,935
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,524,661
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	369,020
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,062,769	1,891,399
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,211,937	1,067,716
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,491,882	1,302,512
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	853,742	798,887
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	509,522
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,356,151	911,822
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	781,224
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	663,742	381,184
FHLMC, Series 5103, Class LH	1.500%	03/25/50	2,667,318	2,183,415
FHLMC, Series 5057, Class DN	2.000%	03/25/50	955,407	769,081
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,465,439	1,089,398
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,226,325	901,003
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	150,610
FHLMC, Series 5038, Class QP	0.750%	10/25/50	2,964,234	2,087,888
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	420,286
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,420,965	1,083,167
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,385,856	3,032,852
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	738,501
FHLMC, Series 5072, Class DG	1.000%	02/25/51	795,977	606,945
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,632,735	836,901
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,592,986	1,640,769
FHLMC, Series 5155, Class MG	1.500%	10/25/51	1,090,598	878,987
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,566,413	1,243,828

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 25.9% continued
FHLMC, Series 5162, Class AP	2.000%	11/25/51	$2,740,707	$2,318,793
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,040,334	587,245
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	848,950	744,087
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,473,291	5,636,902
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	999,540	786,830
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,611,693
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,544,388
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,204,218
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,552,459	4,454,847
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	114,415
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	136,491	138,991
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	47,313	41,371
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	42,448	43,225
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	89,789	95,199
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	293,929	306,105
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	121,920	122,277
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	200,044	200,752
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	5.788%	07/25/36	370,046	371,731
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	233,710	239,201
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	69,548	68,807
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	6.341%	08/27/36	1,600,000	1,402,919

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO — 25.9% continued
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	5.518%	11/25/36	$93,319	$91,587
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	90,043	88,384
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	148,192	144,568
FNMA, Series 2009-103, Class MB (b)	4.407%	12/25/39	85,954	86,839
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,373,787	1,324,312
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	464,269	462,972
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	303,334
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	596,473
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (b)	5.538%	02/25/42	95,829	93,952
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	1,013,045	945,433
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	316,809	295,366
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	585,865
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,054,000	931,623
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	107,295	93,401
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	596,909	598,881
FNMA, Series 411, Class A3	3.000%	08/25/42	84,357	75,694
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,684,266	4,172,383

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 25.9% continued
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	$465,000	$365,114
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	387,031
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	310,542
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	892,407
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	34,515	31,092
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	490,800	460,538
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,000,000	911,386
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	245,181
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	292,150
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,075,819	4,771,699
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	524,030	490,712
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,748,949
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,182,169	1,053,427
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	616,654	419,137
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	956,871	856,612
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	640,330	570,884
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,131,562
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	537,101

42 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO — 25.9% continued
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	$202,429	$183,600
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	528,740
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	581,411	482,317
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,643,533	2,275,228
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	211,834	190,981
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	581,758	507,662
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	902,190	781,623
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	261,653
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,686,677	1,127,875
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,629,696	979,529
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	580,559	386,910
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	101,381
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,555,976
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	769,221
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	542,758
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,205,143
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	970,832	697,883

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 25.9% continued
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	$1,429,633	$690,024
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	4,264,272	3,525,944
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,729,995	4,138,488
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	296,413	278,605
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,252,037	1,175,495
GNMA, Series 23-4, Class BV	5.500%	12/20/33	1,207,741	1,216,830
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	387,174	390,912
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	171,113	169,078
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	414,905
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	138,499	139,509
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	84,358	82,911
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	47,708	46,808
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	385,138
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	392,000	303,332
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	268,655
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	294,964	280,360
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,709,820
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	78,120

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO — 25.9% continued
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	$682,000	$558,867
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	59,450	47,524
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,834	927,239
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	77,302	60,087
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	960,446	842,412
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	972,473
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	423,616
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,297,667	1,072,119
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	428,776
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	432,914	342,647
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	661,602	586,802
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,692,616	1,444,161
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	246,154
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	405,792	311,231
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,113,997
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	485,159	437,348
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	666,201	610,895

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 25.9% continued
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	$517,566	$445,652
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	495,089	425,024
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	154,917	144,039
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	208,995	207,767
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	7,726,426	6,878,717
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	441,074
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	1,119,138	975,629
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	439,652
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	423,415
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,818,915	1,563,257
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	850,078	598,713
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,357,144	1,069,841
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,787,332	3,661,254
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	586,384	443,363
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,310,950
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	494,354	185,701
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	574,305	465,937
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	332,121

44 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO — 25.9% continued
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	$636,155	$480,812
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	971,883
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	300,684	196,713
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	739,624
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,071,823	970,517
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,101,926	481,736
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	668,126
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,158,766	759,883
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,334,470
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,501,634
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,166,144
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,089,962
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,909,045
GNMA	4.000%	08/20/52	1,585,000	1,335,676
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	4,981,585
GNMA, Series 2022-183, Class BZ	5.000%	10/20/52	2,998,088	2,848,419
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	1,933,355	1,901,268
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,021,595	2,031,736

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 25.9% continued
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	$1,500,715	$1,616,782
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,097,388
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,995,992
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	483,779
GNMA	5.500%	01/20/53	5,782,645	5,715,796
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,559,789	1,508,226
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	4,555,435	4,657,251
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,114,585
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,038,167	2,836,497
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	1,843,638	1,881,557
GNMA, Series 2023-055, Class AT	5.000%	04/20/53	7,941,260	7,709,006
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,176,847	1,142,327
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	2,824,138	2,939,463
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,349,088	2,376,023
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,545,070
GNMA, Series 2017-H18, Class EB (b)	4.838%	06/20/63	50,459	49,198
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	5.358%	07/20/64	235,361	233,467
GNMA, Series 2014-H15, Class FA (1* TSFR1M + 61) (b)	5.594%	07/20/64	66,329	65,816

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO — 25.9% continued
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	4.869%	05/20/66	$220,022	$217,494
GNMA, Series 2017-H16, Class DB (b)	4.387%	08/20/67	28,321	27,480
				252,749,368
Agency MBS CMO Derivatives — 0.8%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	1.593%	08/15/30	1,109,652	50,950
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	221,850	4,266
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	247,386	3,865
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	103,403	87,929
FHLMC, Series 3107, Class DC (IO) (-1* SOFR + 670) (b)	1.593%	06/15/35	158,358	282
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	187,542	184,142
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	66,660	54,670
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	1.493%	05/15/36	268,396	27,900
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	97,749	83,618
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	254,945	205,900
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	323,881	28,933
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	903,140	671,142
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,064,510	119,014

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.8% continued
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	1.513%	07/15/42	$682,331	$98,077
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	144,122	110,605
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	262,912	196,723
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	115,706	5,494
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	4.469%	10/25/31	137,434	138,468
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	331,281	287,726
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,084,826	97,779
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	624,207	51,853
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	544,411	52,170
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	482,193	72,606
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	1.462%	05/25/35	260,988	12,857
FNMA, Series 378, Class (IO) (b)	5.000%	06/25/35	538,481	83,715
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	345,299	32,904
FNMA, Series 368, Class (IO)	5.000%	02/25/36	401,283	54,333
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	25,468	22,273
FNMA, Series 379, Class I (PO)	0.000%	05/25/37	36,047	28,938
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	597,613	113,082

46 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS CMO Derivatives — 0.8% continued
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	1.412%	05/25/40	$38,224	$3,246
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	893,763	163,847
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	1.462%	09/25/42	1,767,714	164,271
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	980,829	641,579
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	464,337	327,312
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	6,951
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	905,538	47,063
FNMA, Series 2003-W10, Class 3IO (IO) (b)	0.147%	06/25/43	8,657,112	28,431
FNMA, Series 2013-82, Class SB (IO) (-2.67* SOFR + 1173) (b)	0.000%	08/25/43	350,236	230,987
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	94,700	69,611
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (b)	0.912%	07/25/44	364,682	35,690
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	798,471	57,168
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,239,381	343,843
FNMA, Series 2018-01, Class AI (IO)	5.000%	02/25/48	1,601,443	326,478
FNMA, Series 2018-24, Class (IO)	4.500%	04/25/48	1,773,109	289,578

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.8% continued
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.152%	03/16/38	$1,704,118	$104,627
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M +676) (b)	1.504%	12/20/39	1,279,357	122,620
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	0.842%	02/16/41	1,428,100	133,640
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	1.054%	02/20/42	225,823	9,469
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	1,294,967	814,423
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	756,224	53,002
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	0.893%	03/20/46	1,319,415	134,242
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	221,340
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	1,557,328	239,243
GNMA, Series 2013-H13, Class T1 (IO) (b)	0.461%	05/20/63	957,060	4,251
GNMA, Series 2016-H20, Class GI (IO) (b)	0.655%	08/20/66	724,865	884
GNMA, Series 2018-H08, Class NI (IO) (b)	1.192%	05/20/68	580,647	2,849
				7,558,859

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Agency MBS Passthrough — 5.4%
FHLMC, Pool #FG G14973	4.000%	12/01/28	$81,662	$79,551
FHLMC, Pool #FG U59010	4.000%	11/01/34	267,834	254,423
FHLMC, Pool #FG G61909	4.500%	12/01/37	344,254	339,231
FHLMC, Pool #FG G06085	6.500%	09/01/38	45,829	48,082
FHLMC, Pool #FH 2B7995	2.523%	10/01/50	4,131,248	3,712,677
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,560,370	1,171,597
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,971,775	5,354,740
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,041,450
FNMA, Pool #FN 252409	6.500%	03/01/29	48,887	49,111
FNMA, Pool #FN AL5850	3.500%	10/01/29	184,875	177,633
FNMA, Pool #FN AS7287	3.500%	06/01/31	310,352	297,426
FNMA, Pool #FN AL3200	3.500%	02/01/33	244,937	233,647
FNMA, Pool #FN AT7120	3.500%	06/01/33	388,362	370,458
FNMA, Pool #FN AL5166	3.000%	11/01/33	238,910	217,610
FNMA, Pool #FN AL6685	4.000%	01/01/35	376,506	357,424
FNMA, Pool #FN MA2198	3.500%	03/01/35	245,002	231,842
FNMA, Pool #FN MA3050	4.500%	06/01/37	409,192	398,910
FNMA, Pool #FN AS4073	4.000%	12/01/44	173,697	166,124
FNMA, Pool #FN MA2778	3.500%	10/01/46	88,372	80,111
FNMA, Pool #BM6530	3.000%	10/01/48	334,544	292,384
FNMA, Pool #CA6940	2.247%	09/01/50	2,537,698	2,261,605
FNMA, Pool #FN BP7449	2.041%	10/01/50	993,781	904,669
FNMA, Pool #BM6452	2.114%	10/01/50	3,690,278	3,265,991
FNMA, Pool #FN BQ5239	2.222%	10/01/50	2,122,550	1,941,947
FNMA, Pool #FN BK8466	2.241%	12/01/50	1,076,574	928,706
FNMA, Pool #FN BR9977	1.782%	06/01/51	3,014,739	2,613,095

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 5.4% continued
GNMA, Pool #MA5738M	4.000%	02/20/34	$181,523	$174,651
GNMA, Pool #GN 784279	5.500%	11/15/38	292,217	299,006
GNMA, Pool #711522X	4.500%	07/15/40	244,581	241,593
GNMA, Pool #GN 78541	4.500%	06/15/46	105,535	104,268
GNMA, Pool #G2 784792	4.500%	08/20/49	480,326	455,904
GNMA, Pool #G2 MA7248	3.000%	03/20/51	1,136,877	988,314
GNMA, Pool #G2 CI6717	3.000%	10/20/51	2,014,803	1,805,074
GNMA, Pool #MA7929M	3.500%	03/20/52	8,063,108	7,211,513
GNMA, Pool #G2 CR2128	3.000%	04/20/55	841,318	712,511
GNMA, Pool #G2 CN5057	4.500%	07/20/62	2,541,730	2,360,244
GNMA, Pool #CN5236C	4.000%	08/20/62	7,496,550	6,939,183
GNMA, Pool #G2 CN5237	4.500%	08/20/62	2,737,073	2,541,635
GNMA, Pool #G2 CQ3549	3.000%	10/20/62	450,774	379,501
GNMA, Pool #G2 CS5780	3.000%	02/20/63	334,068	281,248
				52,285,089
ARM — 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	4.472%	12/25/33	7,105	6,666

Auto Loan — 2.7%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	35,781	35,700
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	3,400,000	3,382,717
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	2,500,000	2,499,918
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	611,063	595,983

48 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Auto Loan — 2.7% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	$3,500,000	$3,595,605
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	543,250	536,919
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	2,500,000	2,485,612
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	2,500,000	2,450,604
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	235,505	233,693
Credito Real USA Auto Receivable, Series 2021-1, Class A (c)	1.350%	02/16/27	164,634	162,431
FHF Trust, Series 2021-2A, Class A (c)	0.830%	12/15/26	413,267	393,642
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	278,676	267,713
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	4,952,724
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	1,350,150	1,342,253
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	624,583
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	969,159

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 2.7% continued
Veros Auto Receivables Trust, Series 23-1, Class A (c)	7.120%	11/15/28	$2,349,543	$2,344,936
				26,874,192
CRE/CLO — 4.2%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,111,104
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,118,465
A10 Securitization, Series 2020-C, Class B (c)	2.617%	08/15/40	51,642	50,905
A10 Securitization, Series 2020-C, Class D (c)	4.129%	08/15/40	3,100,000	2,830,604
A10 Securitization, Series 2020-C, Class E (c)	5.465%	08/15/40	250,000	220,285
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	7.805%	12/18/37	1,000,000	935,470
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	8.305%	12/18/37	675,000	617,973
ACREC, LLC, Series 2023-FL2, Class A (1* TSFR1M + 223) (b)(c)	7.303%	02/19/38	2,000,000	1,980,962
AREIT CRE Trust, Series 2021-CRE5, Class A (1* TSFR1M + 119) (b)(c)	6.188%	11/17/38	1,162,713	1,135,759
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	8.934%	06/17/39	900,000	870,555
BDS Ltd., Series 2021-FL8, Class C (1* TSFR1M + 166) (b)(c)	6.707%	01/18/36	1,093,000	1,033,846

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
CRE/CLO — 4.2% continued
BDS Ltd., Series 2021-FL8, Class D (1* TSFR1M + 201) (b)(c)	7.057%	01/18/36	$1,000,000	$927,594
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (b)(c)	6.081%	02/15/38	1,218,715	1,164,145
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)(e)	7.131%	02/15/38	1,520,000	1,250,872
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(c)	6.581%	02/18/38	2,000,000	1,749,362
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (b)(c)	7.011%	05/15/38	1,600,000	1,343,326
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)(e)	7.357%	05/15/38	2,250,000	1,857,431
KKR Financial Management, Series 2021-FL2, Class A (c)	6.228%	02/15/39	2,000,000	1,931,284
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (b)(c)	6.458%	02/15/39	1,500,000	1,414,896
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* TSFR1M + 261) (b)(c)(e)	7.607%	04/15/34	3,420,000	3,002,459
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (b)(c)	6.111%	07/15/36	2,481,711	2,432,911

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 4.2% continued
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (b)(c)	6.461%	07/15/36	$1,300,000	$1,261,485
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class C (1* TSFR1M + 181) (b)(c)	6.961%	07/15/36	1,000,000	938,178
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	10.805%	09/17/37	750,000	736,002
PFP Ltd., Series 2021-8, Class A (1* TSFR1M + 111) (b)(c)	6.105%	08/09/37	1,151,132	1,118,830
PFP Ltd., Series 2021-8, Class C (1* TSFR1M + 191) (b)(c)	6.958%	08/09/37	1,700,000	1,590,906
PFP Ltd., Series 2021-7, Class A (1* TSFR1M + 96) (b)(c)	5.957%	04/14/38	72,981	71,958
PFP Ltd., Series 2021-7, Class A-S (1* TSFR1M + 126) (b)(c)	6.257%	04/14/38	1,499,925	1,455,563
PFP Ltd., Series 2021-7, Class B (1* TSFR1M + 151) (b)(c)	6.505%	04/14/38	961,952	907,481
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (b)(c)	7.505%	04/14/38	1,749,913	1,637,881
PFP Ltd., Series 2021-7, Class E (1* TSFR1M + 311) (b)(c)	8.158%	04/14/38	1,249,938	1,097,013

50 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
CRE/CLO — 4.2% continued
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (b)(c)	6.187%	09/15/36	$454,561	$445,363
VMC Finance, LLC, Series 2019-FL3, Class B (1* TSFR1M + 176) (b)(c)	6.808%	09/15/36	1,321,442	1,285,983
				41,526,851
Credit Cards — 4.1%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	700,000	681,446
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	93,628	93,356
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	293,306
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,600,000	1,532,298
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	3,000,000	2,717,270
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,240,622
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,085,024
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,088,478
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	560,622	555,279

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 4.1%
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	$750,000	$653,333
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	1,500,000	1,482,054
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,455,275
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (c)	2.500%	09/21/26	6,000,000	5,668,051
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	2,090,000	1,964,637
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,460,907
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	4,993,899
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,445,595
Mission Lane Credit Card Master, Series 23-A, Class B (c)	8.150%	07/17/28	1,850,000	1,833,241
Mission Lane Credit Card Master, Series 23-A, Class C (c)	10.030%	07/17/28	4,000,000	3,968,005
				40,212,076

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Equipment — 0.3%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	$125,621	$117,561
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	248,193	219,748
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	465,888	406,106
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	1,350,000	1,234,814
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)(e)	5.926%	10/15/41	946,940	670,879
				2,649,108
HECM — 3.2%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	519,521	397,524
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	1,029,302	705,805
Brean Asset Backed Securities, Series 2022-RM5, Class M1 (c)(e)	4.500%	09/25/62	2,375,245	1,728,835
Brean Asset Backed Securities, Series 2022-RM5, Class M2 (c)(e)	4.500%	09/25/62	2,685,059	1,747,551
Brean Asset Backed Securities, Series 2023-RM6, Class A2 (c)	5.250%	01/25/63	4,250,000	3,589,431

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 3.2% continued
Brean Asset Backed Securities, Series 2023-RM6, Class M1 (c)(e)	5.250%	01/25/63	$2,750,766	$1,920,756
Brean Asset Backed Securities, Series 2023-RM6, Class M2 (c)(e)	5.250%	01/25/63	2,750,766	1,666,328
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	3,251,687	3,180,449
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,322,314
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (b)(c)	5.084%	02/25/32	1,650,000	1,430,518
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (c)	6.000%	08/01/32	2,175,000	1,915,668
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,085,053
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)(e)	3.690%	11/25/31	1,550,000	1,275,868
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)(e)	1.719%	10/25/50	2,037,491	1,878,307
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	3,299,461	2,297,521
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	1,535,709	1,143,053

52 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
HECM — 3.2% continued
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(c)	3.750%	06/25/62	$1,100,000	$567,293
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	1,000,000	649,235
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	579,088
				31,080,597
Hospitality — 0.8%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* TSFR1M + 130) (b)(c)	6.443%	07/15/35	1,840,991	1,794,810
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (b)(c)	6.693%	07/15/35	1,000,000	957,536
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (b)(c)	3.544%	03/09/44	1,300,000	1,091,182
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (b)(c)	7.327%	05/15/35	1,802,000	1,761,746
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* TSFR1M + 130) (b)(c)	6.440%	07/15/25	663,210	651,509
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (b)(c)	6.440%	07/15/25	882,756	864,960

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 0.8% continued
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* SOFR + 115) (b)(c)	6.257%	05/15/38	$1,000,000	$987,422
				8,109,165
Industrial — 0.1%
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (b)(c)	6.843%	09/15/36	950,000	898,153

Manufactured Housing — 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	100,000	93,217

Multifamily — 1.2%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (b)(c)	7.693%	11/25/24	330,814	323,109
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (b)(c)	7.262%	12/25/24	603,756	586,389
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (b)(c)	7.343%	02/25/25	213,477	207,471
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	7.243%	10/25/25	491,756	470,691
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	7.343%	01/25/28	236,208	217,642

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Multifamily — 1.2% continued
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	7.243%	06/25/28	$1,438,424	$1,275,217
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	6.962%	07/25/28	338,254	298,747
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	7.443%	01/25/29	1,506,529	1,348,526
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	7.443%	08/25/29	376,470	342,173
MultiFamily Connecticut Avenue, Series 2020-01, Class M-7 (1* SOFR + 195) (b)(c)	7.100%	03/25/50	65,018	64,172
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	6.773%	07/25/41	2,640,231	2,448,699
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	6.973%	01/25/51	1,006,460	964,637
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR + 230) (b)(c)	7.367%	11/25/51	1,765,990	1,693,628
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR + 425) (b)(c)	9.317%	05/25/52	1,973,565	1,958,243
				12,199,344

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 — 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	6.617%	02/25/50	$687,097	$578,917
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	6.367%	03/25/51	635,706	562,546
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	6.867%	03/25/51	1,759,273	1,699,625
				2,841,088
Non-Performing Loan — 0.3%
Cascade Funding Mortgage Trust, Series 2021-1, Class A (c)	0.985%	11/25/50	2,020,064	1,835,522
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (b)(c)	3.086%	11/25/50	700,000	608,898
				2,444,420
Residential Transition Loan — 1.5%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	1,560,767	1,516,831
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	362,969	352,033
Antler Mortgage Trust, Series 2021-RTL1, Class M (b)(c)	5.438%	05/25/25	1,750,000	1,553,513

54 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Residential Transition Loan — 1.5% continued
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	$1,000,000	$873,541
LHOME Mortgage Trust, Series 2021-RTL1, Class M (b)(c)	4.458%	02/25/26	750,000	658,323
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	622,537
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	1,250,000	1,072,351
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,128,052
New York Mortgage Trust, Series 2021-BPL1, Class A1 (c)	2.239%	05/25/26	2,685,821	2,643,247
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,129,654
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	1,500,000	1,333,626
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	610,000	592,990
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	955,364
				14,432,062

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 1.2%
BX Trust, Series 2021-VIEW, Class B (1* SOFR + 180) (b)(c)	6.993%	06/15/36	$1,150,000	$1,078,936
BX Trust, Series 2021-VIEW, Class E (1* SOFR + 360) (b)(c)(e)	8.793%	06/15/36	1,650,000	1,485,271
Credit Suisse Mortgage Trust, Series 2018-SITE, Class A (c)	4.284%	04/15/36	1,857,000	1,790,942
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (b)(c)	4.782%	04/15/36	300,000	286,063
Credit Suisse Mortgage Trust, Series 2018-SITE, Class D (1* TSFR1M + 101) (b)(c)	4.782%	04/15/36	235,000	221,687
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (c)	6.343%	02/15/40	3,673,357	3,453,047
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	6.643%	02/15/40	1,412,620	1,285,347
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	6.993%	02/15/40	659,041	598,637
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.693%	02/15/40	1,595,333	1,403,894
				11,603,824

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Single Family Rental — 1.5%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	$300,000	$296,098
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	663,918	640,628
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/17/36	300,000	296,271
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	1,693,883	1,620,259
Corevest American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	569,339
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	964,392	840,768
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	475,397	425,329
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	599,534	534,689
Progress Residential Trust, Series 2019-SFR3, Class A (c)	2.271%	09/17/36	572,631	545,445
Progress Residential Trust, Series 2019-SFR3, Class C (c)	2.721%	09/17/36	2,000,000	1,901,882
Progress Residential Trust, Series 2019-SFR4, Class B (c)	2.937%	10/17/36	1,910,000	1,825,302
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	5,973,258	5,543,807
				15,039,817

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 1.4%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	$6,000,000	$5,721,460
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,168,014
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	380,830
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime -55) (b)(c)	7.700%	02/25/44	337,292	332,923
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(c)	9.000%	02/25/44	88,761	87,980
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (b)(c)	7.350%	12/25/44	387,500	381,063
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	8.500%	10/25/49	1,312,343	1,293,981
Newtek Small Business Loan Trust, Series 2023-1, Class B (c)	8.500%	07/25/50	3,171,898	3,151,082
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	704,427
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	584,066
				13,805,826

56 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Student Loan — 0.7%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	$61,249	$57,692
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	56,315	53,844
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	164,649	151,666
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(c)	6.550%	12/28/48	95,642	94,821
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	456,328	396,073
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	457,813
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	6,819	6,702
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	44,615	43,089
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	6.454%	07/25/51	358,154	353,591
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	179,858
Social Professional Loan Program, Series 2017-B, Class CFX (b)(c)	4.440%	05/25/40	900,000	822,360
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,406,795
Student Loan — 0.7% continued
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	$425,000	$349,784
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	459,187
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	649,319
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,130,000	923,278
				6,405,872
Unsecured Consumer — 4.1%
ACHV ABS Trust, Series 2023-1PL, Class C (c)	7.420%	03/18/30	1,500,000	1,494,197
Affirm, Inc., Series 2022-Z1, Class A (c)	4.550%	06/15/27	2,324,810	2,291,988
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,419,398
Avant Loans Funding Trust, Series 2021-REV1, Class A (c)	1.210%	07/15/30	3,390,000	3,332,438
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,673,742
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	2,000,000	1,967,313
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	479,234
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	616,431

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 65.5% continued
Unsecured Consumer — 4.1% continued
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	$2,000,000	$1,910,929
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	830,309
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	2,853,249	2,732,415
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	949,319
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	2,345,000	2,124,774
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,364,459
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	2,033,322
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,750,000	3,326,284
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,388,140
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	1,600,000	1,538,748
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,025,486
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	513,411

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 4.1% continued
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	$1,185,000	$1,109,226
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	1,060	1,059
Upstart Pass-Through Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	346,893	333,359
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,056,319	1,002,305
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	470,957	450,417
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	500,000	481,108
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	1,713,350	1,691,144
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	1,057,158	1,010,604
				40,091,559

Total Securitized
(Cost $677,364,361)				$639,562,950

Treasury — 13.8%
U.S. Treasury Inflation-Protected Notes	0.500%	04/15/24	5,411,790	5,280,829
U.S. Treasury Notes (a)	1.625%	02/15/26	5,000,000	4,633,594
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	3,469,710	3,253,294
U.S. Treasury Notes (a)	2.250%	08/15/27	2,000,000	1,848,828
U.S. Treasury Notes (a)	0.500%	10/31/27	15,000,000	12,802,734

58 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 13.8% continued
U.S. Treasury Notes	1.250%	09/30/28	$20,000,000	$17,313,281
U.S. Treasury Notes (a)	0.625%	08/15/30	4,500,000	3,585,059
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,441,191
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,369,103
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,423,507
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,688,341
U.S. Treasury STRIPS	0.000%	08/15/34	8,000,000	5,162,339
U.S. Treasury STRIPS	0.000%	11/15/34	3,000,000	1,915,505
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	1,875,331
U.S. Treasury STRIPS	0.000%	02/15/36	10,250,000	6,220,170
U.S. Treasury STRIPS	0.000%	02/15/37	8,000,000	4,655,945
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	3,343,118
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	3,227,127
U.S. Treasury Bonds (a)	1.125%	08/15/40	16,000,000	10,287,500
U.S. Treasury Bonds	1.375%	11/15/40	16,000,000	10,705,000
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	470,589
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	5,277,040	4,325,524
U.S. Treasury Bonds (a)	2.250%	08/15/46	9,000,000	6,575,273
U.S. Treasury Bonds	3.000%	02/15/48	9,500,000	8,010,059
U.S. Treasury Bonds	1.250%	05/15/50	14,500,000	8,153,418
U.S. Treasury Bonds	1.625%	11/15/50	7,150,000	4,440,262
Total Treasury
(Cost $147,347,872)				$135,006,921

	Shares	Fair Value
Registered Investment Companies — 8.1%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.19% (f)	45,716,303	$45,725,446
State Street Navigator Securities Lending Portfolio I, 5.27% (f)(g)	33,421,633	33,421,633
Total Registered Investment Companies
(Cost $79,146,707)		$79,147,079

Total Investment Securities — 104.4%
(Cost $1,079,384,636)		$1,020,201,631

Liabilities in Excess of Other Assets — (4.4)%		(42,880,316)

Net Assets — 100.0%		$977,321,315

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $42,948,349.
(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2023 was $337,537,252, representing 34.5% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2023 was $19,587,886, representing 2.0% of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2023.
(g)	This security was purchased using cash collateral held from securities on loan.

BKNT — Bank Note

BV — Besloten Vennootschap

CV — Convertible Security

GMNT — Global Medium-Term Note

IO — Interest Only

NA — National Association

plc — Public Limited Company

PO — Principal Only

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

60 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2023 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Industrials	27.5%
Financials	21.5%
Consumer Discretionary	10.1%
Materials	10.0%
Consumer Staples	9.5%
Real Estate	6.1%
Health Care	5.6%
Energy	4.1%
Information Technology	2.8%
Utilities	0.5%
Registered Investment Companies	6.0%
Other
Net Other Assets (Liabilities)	-3.7%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Industrials	17.3%
Financials	15.1%
Consumer Discretionary	10.6%
Materials	4.6%
Consumer Staples	3.4%
Real Estate	6.1%
Health Care	16.9%
Energy	6.8%
Information Technology	13.7%
Utilities	3.0%
Communication Services	2.5%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Industrials	29.4%
Financials	17.3%
Consumer Discretionary	12.5%
Real Estate	10.2%
Consumer Staples	8.9%
Information Technology	4.1%
Energy	3.6%
Health Care	3.3%
Materials	3.1%
Utilities	1.6%
Communication Services	1.5%
Registered Investment Companies	7.8%
Other
Net Other Assets (Liabilities)	-3.3%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Industrials	19.7%
Financials	14.9%
Consumer Discretionary	12.7%
Real Estate	7.4%
Consumer Staples	3.3%
Information Technology	12.9%
Energy	4.8%
Health Care	13.4%
Materials	5.4%
Utilities	2.8%
Communication Services	2.7%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 61

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2023 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Industrials	25.8%
Financials	16.8%
Consumer Discretionary	12.1%
Real Estate	11.1%
Consumer Staples	7.4%
Information Technology	6.7%
Materials	5.6%
Health Care	5.1%
Energy	2.1%
Utilities	1.7%
Communication Services	1.4%
Registered Investment Companies	5.0%
Other
Net Other Assets (Liabilities)	-0.8%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Industrials	19.0%
Financials	14.2%
Consumer Discretionary	10.4%
Real Estate	7.9%
Consumer Staples	3.9%
Information Technology	13.2%
Materials	5.9%
Health Care	11.8%
Energy	4.6%
Utilities	5.4%
Communication Services	3.7%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	23.7%
Industrials	18.3%
Health Care	15.8%
Consumer Discretionary	14.5%
Energy	6.1%
Communication Services	4.4%
Materials	4.4%
Consumer Staples	4.1%
Information Technology	4.0%
Real Estate	1.1%
Utilities	1.1%
Registered Investment Companies	5.4%
Other
Net Other Assets (Liabilities)	-2.9%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	12.9%
Industrials	9.5%
Health Care	13.3%
Consumer Discretionary	10.9%
Energy	4.0%
Communication Services	8.1%
Materials	2.6%
Consumer Staples	6.3%
Information Technology	27.1%
Real Estate	2.8%
Utilities	2.5%
100.0%

62 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2023 (Unaudited)

Diamond Hill Large Cap Concentrated Fund
Sector Allocation	% of Net Assets
Financials	22.2%
Consumer Discretionary	17.9%
Health Care	14.5%
Industrials	13.3%
Information Technology	8.8%
Energy	6.5%
Consumer Staples	5.6%
Communication Services	3.8%
Materials	3.6%
Registered Investment Companies	13.3%
Other
Net Other Assets (Liabilities)	-9.5%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	12.9%
Consumer Discretionary	10.9%
Health Care	13.3%
Industrials	9.5%
Information Technology	27.1%
Energy	4.0%
Consumer Staples	6.3%
Communication Services	8.1%
Materials	2.6%
Real Estate	2.8%
Utilities	2.5%
100.0%

Diamond Hill Select Fund
Sector Allocation	% of Net Assets
Industrials	28.1%
Financials	27.7%
Consumer Discretionary	20.1%
Consumer Staples	7.2%
Information Technology	4.1%
Materials	3.5%
Health Care	3.0%
Communication Services	2.0%
Registered Investment Companies	6.5%
Other
Net Other Assets (Liabilities)	-2.2%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Industrials	9.9%
Financials	13.0%
Consumer Discretionary	10.9%
Consumer Staples	6.1%
Information Technology	26.4%
Materials	2.8%
Health Care	13.4%
Communication Services	7.8%
Energy	4.2%
Real Estate	3.0%
Utilities	2.5%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2023 (Unaudited)

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	24.0%
Industrials	13.7%
Health Care	12.8%
Communication Services	11.9%
Information Technology	8.7%
Consumer Staples	4.2%
Energy	4.0%
Consumer Discretionary	3.9%
Materials	2.2%
Utilities	1.2%
Registered Investment Companies	17.9%
Treasury	6.7%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-7.5%
Information Technology	-6.0%
Consumer Staples	-4.8%
Industrials	-3.8%
Health Care	-2.8%
Financials	-2.1%
Utilities	-1.7%
Materials	-0.5%
Communication Services	-0.3%
Other
Segregated Cash With Custodian	29.7%
Net Other Assets (Liabilities)	-11.4%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	12.9%
Industrials	9.5%
Health Care	13.3%
Communication Services	8.1%
Information Technology	27.1%
Consumer Staples	6.3%
Energy	4.0%
Consumer Discretionary	10.9%
Materials	2.6%
Utilities	2.5%
Real Estate	2.8%
100.0%

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Consumer Staples	17.0%
Financials	15.2%
Health Care	13.5%
Industrials	12.5%
Communication Services	11.3%
Consumer Discretionary	10.5%
Information Technology	8.0%
Materials	3.0%
Energy	3.0%
Registered Investment Companies	8.0%
Other
Net Other Assets (Liabilities)	-2.0%
100.0%

MSCI ACWI ex USA Index	% of Index
Financials	20.6%
Consumer Staples	8.6%
Health Care	9.6%
Communication Services	5.5%
Industrials	13.2%
Consumer Discretionary	12.1%
Information Technology	11.9%
Materials	7.9%
Energy	5.4%
Utilities	3.2%
Real Estate	2.0%
100.0%

64 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2023 (Unaudited)

Diamond Hill Short Duration Securitized Bond Fund
Sector Allocation	% of Net Assets
Securitized	82.1%
Corporate Credit	5.6%
Treasury	5.2%
Registered Investment Companies	10.4%
Other
Net Other Assets (Liabilities)	-3.3%
100.0%

Bloomberg US 1-3 Yr. Gov./ Credit Index Sector Allocation	% of Index
Treasury	65.6%
Corporate Credit	24.9%
Non-Corporate Credit	6.1%
Agency	3.4%
100%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	65.5%
Corporate Credit	16.9%
Treasury	13.8%
Government Related	0.1%
Registered Investment Companies	8.1%
Other
Net Other Assets (Liabilities)	-4.4%
100.0%

Bloomberg US Aggregate Bond Index
Sector Allocation	% of Index
Treasury	41.0%
Agency RMBS/CMBS	27.8%
Corporate Credit	24.8%
Non-Corporate Credit	4.0%
Agency	1.1%
Non-Agency RMBS/CMBS	0.9%
Asset-Backed Securities	0.4%
100%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2023 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$200,982,069	$1,533,259,864	$108,798,977
Investment in affiliated securities, at cost	—	9,583,226	—
Investment in unaffiliated securities, at fair value*	$298,933,711	$2,017,584,114	$161,111,895
Investment affiliated securities, at fair value	—	9,055,164	—
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $3,108, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for investments sold	299,594	7,828,572	—
Receivable for fund shares issued	189,415	1,813,482	146,768
Receivable for dividends and interest	235,946	2,446,405	249,344
Tax reclaims receivable	—	—	—
Total Assets	299,658,666	2,038,727,737	161,508,007

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $513,116,887, $—, $—, and $—)	—	—	—
Payable for securities purchased	388,990	5,823,756	—
Payable for fund shares redeemed	172,760	1,382,813	108,037
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	10,512,080	67,389,758	1,498,498
Payable to Investment Adviser	187,796	1,172,197	76,646
Payable to Administrator	40,761	178,799	20,979
Accrued distribution fees	15,870	33,470	1,111
Other accrued expenses	235	200	200
Total Liabilities	11,318,492	75,980,993	1,705,471

Net Assets	$288,340,174	$1,962,746,744	$159,802,536

Components of Net Assets
Paid-in capital	$124,553,581	$1,468,886,584	$108,364,411
Accumulated earnings (deficit)	163,786,593	493,860,160	51,438,125
Net Assets	$288,340,174	$1,962,746,744	$159,802,536
Net Assets
Investor Shares	$71,119,364	$168,766,314	$5,495,125
Class I Shares	$199,602,460	$824,441,513	$145,133,857
Class Y Shares	$17,618,350	$969,538,917	$9,173,554
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	2,513,774	6,903,347	349,830
Class I Shares	6,877,541	33,285,796	9,188,607
Class Y Shares	605,579	39,020,075	578,550
Net Asset Value, offering and redemption price per share:
Investor Shares	$28.29	$24.45	$15.71
Class I Shares	$29.02	$24.77	$15.79
Class Y Shares	$29.09	$24.85	$15.86
* Includes value of securities on loan	$21,744,902	$82,294,760	$1,892,464

See accompanying Notes to Financial Statements.

66 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$6,969,942,431	$27,323,279	$295,612,558	$1,428,990,697	$64,265,964	$1,460,895,191	$1,079,384,636
—	—	—	—	—	—	—
$8,697,195,429	$28,909,066	$400,312,859	$1,948,521,521	$65,963,701	$1,388,371,616	$1,020,201,631
—	—	—	—	—	—	—
—	—	—	14,275	—	2,214,215	240,831
—	—	—	—	10	—	—
—	—	—	521,008,497	—	—	—
36,718,450	79,482	—	7,343,701	—	2,629,084	3,820,146
3,965,888	—	303,525	1,026,010	48,324	3,953,626	3,927,818
7,669,478	16,539	230,139	3,843,120	118,257	3,564,979	4,124,592
—	—	—	—	64,176	—	—
8,745,549,245	29,005,087	400,846,523	2,481,757,124	66,194,468	1,400,733,520	1,032,315,018

—	—	—	516,696,323	—	—	—
	—	—	—	310,031	17,288,706	19,563,253
6,266,933	98	292,434	1,078,016	686	1,153,392	1,660,281
—	—	—	267,949	—	—	—
278,510,263	2,579,416	8,499,151	210,147,978	1,202,690	37,785,525	33,421,633
3,401,650	10,648	215,284	1,287,283	33,274	382,002	227,896
947,469	2,070	47,545	241,056	4,175	179,844	119,930
154,586	56	5,650	24,979	66	5,911	510
200	200	200	200	2,900	200	200
289,281,101	2,592,488	9,060,264	729,743,784	1,553,822	56,795,580	54,993,703

$8,456,268,144	$26,412,599	$391,786,259	$1,752,013,340	$64,640,646	$1,343,937,940	$977,321,315

$6,620,681,590	$25,317,914	$294,434,991	$1,224,010,653	$63,168,913	$1,434,281,504	$1,054,235,432
1,835,586,554	1,094,685	97,351,268	528,002,687	1,471,733	(90,343,564)	(76,914,117)
$8,456,268,144	$26,412,599	$391,786,259	$1,752,013,340	$64,640,646	$1,343,937,940	$977,321,315

$767,494,047	$279,226	$28,394,357	$121,663,818	$349,130	$28,511,141	$2,278,005
$5,266,288,627	$9,937,969	$304,205,541	$1,568,703,760	$17,667,429	$1,248,619,612	$875,876,507
$2,422,485,470	$16,195,404	$59,186,361	$61,645,762	$46,624,087	$66,807,187	$99,166,803

25,301,439	25,625	1,419,060	4,862,795	21,549	3,022,849	253,781
172,311,793	914,913	14,963,923	60,518,447	1,088,724	132,378,501	97,807,149
79,165,607	1,488,614	2,896,009	2,362,113	2,868,575	7,075,592	11,066,348

$30.33	$10.90	$20.01	$25.02	$16.20	$9.43	$8.98
$30.56	$10.86	$20.33	$25.92	$16.23	$9.43	$8.96
$30.60	$10.88	$20.44	$26.10	$16.25	$9.44	$8.96
$274,572,257	$2,550,729	$9,669,034	$206,971,602	$1,862,733	$50,668,507	$42,948,349

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Operations
For the Six Months ended June 30, 2023 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$3,090,069	$20,063,264	$1,580,168	$89,621,744	$266,916
Income distributions from affiliated investments	—	243,593	—	—	—
Securities lending income	19,987	111,799	3,240	377,759	830
Foreign taxes withheld	—	—	(2,999)	—	—
Total Investment Income	3,110,056	20,418,656	1,580,409	89,999,503	267,746

Expenses
Investment advisory fees	1,164,350	7,275,651	519,736	20,744,869	59,873
Administration fees	252,492	1,110,394	144,107	5,814,454	11,787
Distribution and service fees — Investor	101,304	206,500	21,183	952,721	295
Other fees	1,254	4,752	3,374	18,826	656
Total Expenses	1,519,400	8,597,297	688,400	27,530,870	72,611
Advisory fees waived by Adviser	—	(15,398)	—	—	—
Net Expenses	1,519,400	8,581,899	688,400	27,530,870	72,611

Net Investment Income	1,590,656	11,836,757	892,009	62,468,633	195,135

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	51,363,128	3,047,182	7,544,270	108,434,730	(62,175)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(17,012,738)	101,431,730	(4,169,852)	258,224,812	1,331,470
Net change in unrealized appreciation (depreciation) on affiliated investments	—	17,770	—	—	—
Net Realized and Unrealized Gains on Investments	34,350,390	104,496,682	3,374,418	366,659,542	1,269,295

Change in Net Assets from Operations	$35,941,046	$116,333,439	$4,266,427	$429,128,175	$1,464,430

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the Six Months ended June 30, 2023 (Unaudited)

	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund
Investment Income
Dividends	$2,325,759	$17,795,381	$974,346	$2,323,789	$1,049,983
Securities lending income	15,045	220,040	6,374	21,763	46,649
Rebates on short sales, net of fees	—	10,732,057	—	—	—
Foreign taxes withheld	—	(43,487)	(92,603)	—	—
Interest	—	2,367,872	—	31,941,646	17,263,773
Total Investment Income	2,340,804	31,071,863	888,117	34,287,198	18,360,405

Expenses
Investment advisory fees	1,209,139	7,975,082	186,095	2,173,600	1,198,064
Administration fees	265,219	1,504,807	22,446	1,021,991	631,076
Distribution and service fees — Investor	35,083	155,744	366	36,544	4,682
Other fees	1,389	4,527	8,769	3,585	2,619
Dividend expense	—	3,390,042	—	—	—
Total Expenses	1,510,830	13,030,202	217,676	3,235,720	1,836,441
Advisory fees waived by Adviser	—	—	—	—	—
Net Expenses	1,510,830	13,030,202	217,676	3,235,720	1,836,441

Net Investment Income	829,974	18,041,661	670,441	31,051,478	16,523,964

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(2,378,093)	(2,778,121)	423,660	(5,292,707)	(1,873,234)
Net realized gains on closed short positions	—	13,400,429	—	—	—
Net realized losses on foreign currency transactions	—	—	(10,021)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	59,305,217	91,423,493	6,125,025	8,703,099	1,478,369
Net change in unrealized appreciation (depreciation) on short positions	—	(55,287,344)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	56,927,124	46,758,457	6,538,664	3,410,392	(394,865)

Change in Net Assets from Operations	$57,757,098	$64,800,118	$7,209,105	$34,461,870	$16,129,099

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
From Operations
Net investment income	$1,590,656	$2,215,620	$11,836,757	$16,232,583
Net realized gains on investment transactions	51,363,128	79,642,787	3,047,182	87,711,772
Net realized losses on sales from affiliated investments	—	—	—	(349,205)
Net change in unrealized appreciation (depreciation) on investments	(17,012,738)	(157,510,132)	101,449,500	(421,471,023)
Change in Net Assets from Operations	35,941,046	(75,651,725)	116,333,439	(317,875,843)

Distributions to Shareholders
Investor	—	(12,978,961)	—	(7,853,233)
Class I	—	(29,928,918)	—	(41,992,021)
Class Y	—	(2,941,247)	—	(47,806,461)
Change in Net Assets from Distributions to Shareholders	—	(45,849,126)	—	(97,651,715)
Change in Net Assets from Capital Transactions	(33,482,346)	(161,153,214)	(55,904,132)	39,438,849

Total Change in Net Assets	2,458,700	(282,654,065)	60,429,307	(376,088,709)

Net Assets:
Beginning of period	285,881,474	568,535,539	1,902,317,437	2,278,406,146
End of period	$288,340,174	$285,881,474	$1,962,746,744	$1,902,317,437

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$3,070,128	$7,978,405	$8,129,498	$18,800,612
Reinvested distributions	—	11,758,072	—	7,737,855
Payments for shares redeemed	(21,346,765)	(33,032,714)	(13,305,559)	(34,743,030)
Change in Net Assets from Investor Share Transactions	(18,276,637)	(13,296,237)	(5,176,061)	(8,204,563)
Class I
Proceeds from shares sold	15,852,466	44,615,799	43,399,781	82,087,003
Reinvested distributions	—	28,020,763	—	33,137,319
Payments for shares redeemed	(27,868,861)	(196,399,327)	(81,508,751)	(178,064,760)
Change in Net Assets from Class I Share Transactions	(12,016,395)	(123,762,765)	(38,108,970)	(62,840,438)
Class Y
Proceeds from shares sold	952,005	9,305,130	63,103,159	243,063,857
Reinvested distributions	—	2,941,247	—	46,673,584
Payments for shares redeemed	(4,141,319)	(36,340,589)	(75,722,260)	(179,253,591)
Change in Net Assets from Class Y Share Transactions	(3,189,314)	(24,094,212)	(12,619,101)	110,483,850
Change in Net Assets from Capital Transactions	$(33,482,346)	$(161,153,214)	$(55,904,132)	$39,438,849

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	114,839	256,826	337,806	730,674
Reinvested	—	456,361	—	328,105
Redeemed	(778,781)	(1,105,459)	(552,897)	(1,357,311)
Change in Shares Outstanding	(663,942)	(392,272)	(215,091)	(298,532)
Class I
Issued	578,109	1,466,642	1,759,457	3,176,386
Reinvested	—	1,059,155	—	1,386,626
Redeemed	(1,010,772)	(6,272,757)	(3,382,799)	(6,979,747)
Change in Shares Outstanding	(432,663)	(3,746,960)	(1,623,342)	(2,416,735)
Class Y
Issued	34,193	284,937	2,602,328	9,000,609
Reinvested	—	110,879	—	1,947,522
Redeemed	(151,535)	(1,157,763)	(3,159,188)	(6,904,655)
Change in Shares Outstanding	(117,342)	(761,947)	(556,860)	4,043,476
Change in Total Shares Outstanding	(1,213,947)	(4,901,179)	(2,395,293)	1,328,209

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
From Operations
Net investment income	$892,009	$1,646,679	$62,468,633	$121,269,741
Net realized gains on investment transactions	7,544,270	15,667,057	108,434,730	538,678,250
Net realized losses on sales from affiliated investments	—	(14,891)	—	—
Net change in unrealized appreciation (depreciation) on investments	(4,169,852)	(52,346,492)	258,224,812	(2,356,203,019)
Change in Net Assets from Operations	4,266,427	(35,047,647)	429,128,175	(1,696,255,028)

Distributions to Shareholders
Investor	—	(1,146,228)	—	(47,431,464)
Class I	—	(7,686,508)	—	(349,328,424)
Class Y	—	(647,148)	—	(148,593,466)
Change in Net Assets from Distributions to Shareholders	—	(9,479,884)	—	(545,353,354)
Change in Net Assets from Capital Transactions	(31,696,843)	(54,681,887)	(462,852,688)	(1,628,581,539)

Total Change in Net Assets	(27,430,416)	(99,209,418)	(33,724,513)	(3,870,189,921)

Net Assets:
Beginning of period	187,232,952	286,442,370	8,489,992,657	12,360,182,578
End of period	$159,802,536	$187,232,952	$8,456,268,144	$8,489,992,657

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$897,823	$4,331,171	$53,641,235	$119,086,813
Reinvested distributions	—	847,943	—	44,254,282
Payments for shares redeemed	(19,293,819)	(8,841,186)	(100,228,379)	(190,407,780)
Change in Net Assets from Investor Share Transactions	(18,395,996)	(3,662,072)	(46,587,144)	(27,066,685)
Class I
Proceeds from shares sold	17,110,824	21,439,323	389,048,244	1,377,284,121
Reinvested distributions	—	7,255,950	—	295,045,866
Payments for shares redeemed	(26,851,175)	(72,343,751)	(807,141,481)	(2,968,092,239)
Change in Net Assets from Class I Share Transactions	(9,740,351)	(43,648,478)	(418,093,237)	(1,295,762,252)
Class Y
Proceeds from shares sold	795,065	3,943,424	187,623,267	453,803,933
Reinvested distributions	—	593,574	—	134,911,753
Payments for shares redeemed	(4,355,561)	(11,908,335)	(185,795,574)	(894,468,288)
Change in Net Assets from Class Y Share Transactions	(3,560,496)	(7,371,337)	1,827,693	(305,752,602)
Change in Net Assets from Capital Transactions	$(31,696,843)	$(54,681,887)	$(462,852,688)	$(1,628,581,539)

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	57,786	260,881	1,842,450	3,715,016
Reinvested	—	53,973	—	1,485,768
Redeemed	(1,269,155)	(526,506)	(3,453,542)	(6,082,543)
Change in Shares Outstanding	(1,211,369)	(211,652)	(1,611,092)	(881,759)
Class I
Issued	1,136,883	1,263,699	13,208,532	42,607,317
Reinvested	—	459,767	—	9,838,230
Redeemed	(1,748,203)	(4,215,741)	(27,425,071)	(94,783,948)
Change in Shares Outstanding	(611,320)	(2,492,275)	(14,216,539)	(42,338,401)
Class Y
Issued	50,905	228,084	6,425,242	14,111,302
Reinvested	—	37,454	—	4,494,622
Redeemed	(284,056)	(720,344)	(6,291,912)	(29,295,363)
Change in Shares Outstanding	(233,151)	(454,806)	133,330	(10,689,439)
Change in Total Shares Outstanding	(2,055,840)	(3,158,733)	(15,694,301)	(53,909,599)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
From Operations
Net investment income	$195,135	$267,749	$829,974	$771,433
Net realized gains (losses) on investment transactions	(62,175)	(486,077)	(2,378,093)	14,056,842
Net change in unrealized appreciation (depreciation) on investments	1,331,470	(2,075,074)	59,305,217	(89,536,830)
Change in Net Assets from Operations	1,464,430	(2,293,402)	57,757,098	(74,708,555)

Distributions to Shareholders
Investor	—	(72)	—	(1,172,423)
Class I	—	(105,695)	—	(10,138,286)
Class Y	—	(170,042)	—	(2,387,155)
Change in Net Assets from Distributions to Shareholders	—	(275,809)	—	(13,697,864)
Change in Net Assets from Capital Transactions	1,800,935	7,770,634	10,078,794	28,958,053

Total Change in Net Assets	3,265,365	5,201,423	67,835,892	(59,448,366)

Net Assets:
Beginning of period	23,147,234	17,945,811	323,950,367	383,398,733
End of period	$26,412,599	$23,147,234	$391,786,259	$323,950,367

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$251,634	$111,404	$1,605,770	$14,959,697
Reinvested distributions	—	72	—	1,075,895
Payments for shares redeemed	(127)	(110,994)	(6,344,539)	(10,759,773)
Change in Net Assets from Investor Share Transactions	251,507	482	(4,738,769)	5,275,819
Class I
Proceeds from shares sold	998,322	7,565,664	48,403,617	131,503,612
Reinvested distributions	—	105,695	—	9,747,712
Payments for shares redeemed	(728,244)	(216,690)	(26,201,668)	(75,473,292)
Change in Net Assets from Class I Share Transactions	270,078	7,454,669	22,201,949	65,778,032
Class Y
Proceeds from shares sold	1,360,210	410,890	2,797,724	4,273,252
Reinvested distributions	—	170,042	—	2,341,377
Payments for shares redeemed	(80,860)	(265,449)	(10,182,110)	(48,710,428)
Change in Net Assets from Class Y Share Transactions	1,279,350	315,483	(7,384,386)	(42,095,799)
Change in Net Assets from Capital Transactions	$1,800,935	$7,770,634	$10,078,794	$28,958,052

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	23,379	10,526	85,221	754,817
Reinvested	—	7	—	61,061
Redeemed	(12)	(11,013)	(357,821)	(572,955)
Change in Shares Outstanding	23,367	(480)	(272,600)	242,923
Class I
Issued	98,681	728,442	2,566,771	6,565,354
Reinvested	—	10,252	—	544,994
Redeemed	(70,039)	(21,487)	(1,381,224)	(4,013,120)
Change in Shares Outstanding	28,642	717,207	1,185,547	3,097,228
Class Y
Issued	133,531	38,438	144,337	213,787
Reinvested	—	16,477	—	130,259
Redeemed	(7,634)	(25,641)	(537,245)	(2,568,701)
Change in Shares Outstanding	125,897	29,274	(392,908)	(2,224,655)
Change in Total Shares Outstanding	177,906	746,001	520,039	1,115,496

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
From Operations
Net investment income	$18,041,661	$11,490,768	$670,441	$747,509
Net realized gains (losses) on investment transactions	(2,778,121)	24,768,688	423,660	(1,059,472)
Net realized gains on closed short positions	13,400,429	8,434,138	—	—
Net realized gains (losses) on sales from affiliated investments	—	(696,825)	—	—
Net realized gains (losses) on foreign currency transactions	—	—	(10,021)	(4,186)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	91,423,493	(354,404,754)	6,125,025	(7,363,671)
Net change in unrealized appreciation (depreciation) on short position	(55,287,344)	132,898,380	—	—
Change in Net Assets from Operations	64,800,118	(177,509,605)	7,209,105	(7,679,820)

Distributions to Shareholders
Investor	—	(6,266,640)	—	(3,016)
Class I	—	(81,999,465)	—	(170,196)
Class Y	—	(1,104,658)	—	(697,590)
Change in Net Assets from Distributions to Shareholders	—	(89,370,763)	—	(870,802)
Change in Net Assets from Capital Transactions	(65,243,765)	21,350,286	5,832,506	4,561,555

Total Change in Net Assets	(443,647)	(245,530,082)	13,041,611	(3,989,067)

Net Assets:
Beginning of period	1,752,456,987	1,997,987,069	51,599,035	55,588,102
End of period	$1,752,013,340	$1,752,456,987	$64,640,646	$51,599,035

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$2,614,330	$10,582,588	$72,087	$63,984
Reinvested distributions	—	5,669,299	—	3,016
Payments for shares redeemed	(12,284,435)	(38,367,534)	(26,534)	(160,763)
Change in Net Assets from Investor Share Transactions	(9,670,105)	(22,115,647)	45,553	(93,763)
Class I
Proceeds from shares sold	144,706,975	421,930,224	6,034,687	4,873,961
Reinvested distributions	—	65,628,792	—	170,043
Payments for shares redeemed	(237,069,741)	(431,288,728)	(722,118)	(1,756,465)
Change in Net Assets from Class I Share Transactions	(92,362,766)	56,270,288	5,312,569	3,287,539
Class Y
Proceeds from shares sold	44,592,816	1,951,053	1,195,607	2,003,610
Reinvested distributions	—	1,043,115	—	697,590
Payments for shares redeemed	(7,803,710)	(15,798,523)	(721,223)	(1,333,421)
Change in Net Assets from Class Y Share Transactions	36,789,106	(12,804,355)	474,384	1,367,779
Change in Net Assets from Capital Transactions	$(65,243,765)	$21,350,286	$5,832,506	$4,561,555

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	105,166	392,306	4,571	3,848
Reinvested	—	232,879	—	208
Redeemed	(497,751)	(1,438,599)	(1,702)	(12,189)
Change in Shares Outstanding	(392,585)	(813,414)	2,869	(8,133)
Class I
Issued	5,595,269	15,345,949	384,120	323,722
Reinvested	—	2,601,021	—	11,762
Redeemed	(9,352,070)	(16,173,943)	(46,401)	(121,137)
Change in Shares Outstanding	(3,756,801)	1,773,027	337,719	214,347
Class Y
Issued	1,806,234	69,195	76,037	137,008
Reinvested	—	41,046	—	48,191
Redeemed	(306,241)	(539,206)	(46,658)	(90,979)
Change in Shares Outstanding	1,499,993	(428,965)	29,379	94,220
Change in Total Shares Outstanding	(2,649,393)	530,648	369,967	300,434

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
From Operations
Net investment income	$31,051,478	$48,067,301	$16,523,964	$14,579,271
Net realized losses on investment transactions	(5,292,707)	(9,770,136)	(1,873,234)	(13,666,638)
Net change in unrealized appreciation (depreciation) on investments	8,703,099	(87,596,198)	1,478,369	(58,652,379)
Change in Net Assets from Operations	34,461,870	(49,299,033)	16,129,099	(57,739,746)

Distributions to Shareholders
Investor	(746,598)	(1,151,524)	(69,240)	(352,151)
Class I	(31,100,749)	(43,861,659)	(15,846,737)	(13,024,127)
Class Y	(1,799,646)	(3,056,333)	(1,834,152)	(1,570,985)
Change in Net Assets from Distributions to Shareholders	(33,646,993)	(48,069,516)	(17,750,129)	(14,947,263)
Change in Net Assets from Capital Transactions	194,886,055	(253,104,500)	390,066,865	262,137,082

Total Change in Net Assets	195,700,932	(350,473,049)	388,445,835	189,450,073

Net Assets:
Beginning of period	1,148,237,008	1,498,710,057	588,875,480	399,425,407
End of period	$1,343,937,940	$1,148,237,008	$977,321,315	$588,875,480

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (Unaudited)	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$4,881,167	$11,187,443	$1,392,439	$29,148,774
Reinvested distributions	709,787	1,138,661	66,953	350,241
Payments for shares redeemed	(6,488,715)	(20,501,697)	(2,778,952)	(32,930,125)
Change in Net Assets from Investor Share Transactions	(897,761)	(8,175,593)	(1,319,560)	(3,431,110)
Class I
Proceeds from shares sold	374,871,548	716,873,735	381,430,804	526,946,636
Reinvested distributions	24,297,362	32,935,940	14,184,548	11,530,209
Payments for shares redeemed	(205,316,527)	(921,212,652)	(44,547,483)	(281,486,631)
Change in Net Assets from Class I Share Transactions	193,852,383	(171,402,977)	351,067,869	256,990,214
Class Y
Proceeds from shares sold	4,086,333	20,021,129	41,503,277	14,372,450
Reinvested distributions	1,768,990	2,975,612	1,678,208	1,460,848
Payments for shares redeemed	(3,923,890)	(96,522,671)	(2,862,929)	(7,255,320)
Change in Net Assets from Class Y Share Transactions	1,931,433	(73,525,930)	40,318,556	8,577,978
Change in Net Assets from Capital Transactions	$194,886,055	$(253,104,500)	$390,066,865	$262,137,082
Share Transactions:
Investor
Issued	513,125	1,154,860	152,722	3,032,990
Reinvested	74,978	118,282	7,396	37,066
Redeemed	(682,271)	(2,121,599)	(306,849)	(3,639,827)
Change in Shares Outstanding	(94,168)	(848,457)	(146,731)	(569,771)
Class I
Issued	39,475,582	73,655,386	42,019,896	56,207,819
Reinvested	2,567,521	3,423,018	1,573,109	1,248,754
Redeemed	(21,629,638)	(95,256,294)	(4,918,024)	(30,162,325)
Change in Shares Outstanding	20,413,465	(18,177,890)	38,674,981	27,294,248
Class Y
Issued	430,350	2,065,663	4,581,657	1,582,542
Reinvested	186,704	307,913	185,842	156,999
Redeemed	(412,725)	(9,829,846)	(317,580)	(768,111)
Change in Shares Outstanding	204,329	(7,456,270)	4,449,919	971,430
Change in Total Shares Outstanding	20,523,626	(26,482,617)	42,978,169	27,695,907

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 83

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2023 (Unaudited)	$25.06	0.12	3.11	3.23	—
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12	(5.37)	(5.25)	—

Class I
For the six months ended June 30, 2023 (Unaudited)	$25.67	0.16	3.19	3.35	—
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23	(5.48)	(5.25)	(0.09)

Class Y
For the six months ended June 30, 2023 (Unaudited)	$25.72	0.17	3.20	3.37	—
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27	(5.48)	(5.21)	(0.12)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2018 and 2019.

84 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$28.29	12.89	%(E)	$71,119	1.26	%(F)	1.26	%(F)	0.87	%(F)	26	%(E)
(4.40)	(4.55)	$25.06	(15.02)%		$79,634	1.26%		1.26%		0.34%		37	%(G)
(5.98)	(6.05)	$34.73	32.45%		$123,975	1.26%		1.26%		0.20%		20%
—	(0.10)	$30.96	(0.55)%		$117,491	1.26%		1.26%		0.05%		34%
(1.83)	(2.17)	$31.23	21.36%		$165,339	1.27%		1.27%		0.23%		22%
(2.83)	(2.83)	$27.54	(15.12)%		$214,831	1.25%		1.26%		0.31%		23%

—	—	$29.02	13.05	%(E)	$199,602	0.97	%(F)	0.97	%(F)	1.17	%(F)	26	%(E)
(4.40)	(4.64)	$25.67	(14.77)%		$187,656	0.97%		0.97%		0.57%		37	%(G)
(5.98)	(6.16)	$35.44	32.83%		$391,856	0.97%		0.97%		0.52%		20%
—	(0.19)	$31.49	(0.28)%		$350,375	0.97%		0.97%		0.33%		34%
(1.83)	(2.27)	$31.77	21.75%		$469,014	0.98%		0.98%		0.52%		22%
(2.83)	(2.92)	$27.98	(14.88)%		$633,323	0.96%		0.97%		0.64%		23%

—	—	$29.09	13.1	%(E)	$17,618	0.85	%(F)	0.85	%(F)	1.28	%(F)	26	%(E)
(4.40)	(4.67)	$25.72	(14.64)%		$18,592	0.85%		0.85%		0.69%		37	%(G)
(5.98)	(6.20)	$35.49	32.98%		$52,704	0.85%		0.85%		0.59%		20%
—	(0.23)	$31.52	(0.17)%		$56,417	0.85%		0.85%		0.46%		34%
(1.83)	(2.31)	$31.80	21.88%		$105,030	0.86%		0.86%		0.62%		22%
(2.83)	(2.95)	$28.01	(14.79)%		$147,363	0.84%		0.85%		0.74%		23%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 85

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2023 (Unaudited)	$23.04	0.11	1.30	1.41	—
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)

Class I
For the six months ended June 30, 2023 (Unaudited)	$23.31	0.14	1.32	1.46	—
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)

Class Y
For the six months ended June 30, 2023 (Unaudited)	$23.37	0.16	1.32	1.48	—
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

86 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$24.45	6.12	%(E)	$168,766	1.21	%(F)	1.21	%(F)	0.89	%(F)	8	%(E)
(1.03)	(1.15)	$23.04	(13.86)%		$163,974	1.21%		1.21%		0.45%		25	%(G)
(1.50)	(1.55)	$28.06	30.78%		$208,110	1.20%		1.21%		0.18%		14%
(0.01)	(0.11)	$22.69	1.03%		$162,637	1.20%		1.21%		0.19%		31	%(G)
(0.94)	(1.08)	$22.57	27.33%		$183,914	1.21%		1.22%		0.21%		14%
(0.80)	(0.84)	$18.59	(12.80)%		$164,037	1.20%		1.21%		0.21%		26%

—	—	$24.77	6.26	%(E)	$824,442	0.92	%(F)	0.92	%(F)	1.18	%(F)	8	%(E)
(1.03)	(1.22)	$23.31	(13.62)%		$813,600	0.92%		0.92%		0.74%		25	%(G)
(1.50)	(1.63)	$28.38	31.14%		$1,059,287	0.91%		0.92%		0.45%		14%
(0.01)	(0.17)	$22.93	1.31%		$889,148	0.91%		0.92%		0.49%		31	%(G)
(0.94)	(1.15)	$22.80	27.74%		$1,081,619	0.92%		0.93%		0.50%		14%
(0.80)	(0.90)	$18.76	(12.56)%		$889,471	0.91%		0.92%		0.52%		26%

—	—	$24.85	6.33	%(E)	$969,539	0.80	%(F)	0.80	%(F)	1.31	%(F)	8	%(E)
(1.03)	(1.25)	$23.37	(13.51)%		$924,744	0.80%		0.80%		0.87%		25	%(G)
(1.50)	(1.66)	$28.45	31.24%		$1,011,010	0.79%		0.80%		0.59%		14%
(0.01)	(0.19)	$22.99	1.50%		$888,375	0.79%		0.80%		0.61%		31	%(G)
(0.94)	(1.17)	$22.84	27.82%		$1,147,458	0.80%		0.81%		0.62%		14%
(0.80)	(0.93)	$18.80	(12.42)%		$924,995	0.79%		0.80%		0.63%		26%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 87

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2023 (Unaudited)	$15.33	0.05	0.33	0.38	—
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)	(0.10)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41	(0.06)
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)

Class I
For the six months ended June 30, 2023 (Unaudited)	$15.39	0.08	0.32	0.40	—
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)	(0.15)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48	(0.11)
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)

Class Y
For the six months ended June 30, 2023 (Unaudited)	$15.43	0.09	0.34	0.43	—
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)	(0.17)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51	(0.13)
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2018.

88 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$15.71	2.48	%(E)	$5,495	1.06	%(F)	1.06	%(F)	0.64	%(F)	9	%(E)
(0.66)	(0.76)	$15.33	(13.66)%		$23,932	1.06%		1.06%		0.46%		19	%(G)
—	(0.06)	$18.62	30.87%		$33,006	1.06%		1.06%		0.30%		12%
(0.02)	(0.08)	$14.27	(2.01)%		$33,178	1.06%		1.06%		0.41%		52%
(0.21)	(0.26)	$14.64	25.36%		$31,997	1.06%		1.07%		0.36%		31%
(0.28)	(0.34)	$11.89	(10.56)%		$21,085	1.05%		1.06%		0.43%		20%

—	—	$15.79	2.60	%(E)	$145,134	0.77	%(F)	0.77	%(F)	1.07	%(F)	9	%(E)
(0.66)	(0.81)	$15.39	(13.39)%		$150,772	0.77%		0.77%		0.75%		19	%(G)
—	(0.11)	$18.69	31.29%		$229,696	0.77%		0.77%		0.60%		12%
(0.02)	(0.11)	$14.32	(1.76)%		$194,354	0.77%		0.77%		0.71%		52%
(0.21)	(0.30)	$14.69	25.82%		$177,536	0.77%		0.78%		0.68%		31%
(0.28)	(0.38)	$11.92	(10.31)%		$55,045	0.76%		0.77%		0.72%		20%

—	—	$15.86	2.79	%(E)	$9,174	0.65	%(F)	0.65	%(F)	1.16	%(F)	9	%(E)
(0.66)	(0.83)	$15.43	(13.31)%		$12,528	0.65%		0.65%		0.86%		19	%(G)
—	(0.13)	$18.74	31.41%		$23,739	0.65%		0.65%		0.69%		12%
(0.02)	(0.12)	$14.36	(1.66)%		$23,248	0.65%		0.65%		0.82%		52%
(0.21)	(0.31)	$14.73	25.91%		$20,454	0.65%		0.66%		0.74%		31%
(0.28)	(0.40)	$11.95	(10.17)%		$27,761	0.64%		0.65%		0.83%		20%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 89

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2023 (Unaudited)	$28.86	0.18	1.29	1.47
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)

Class I
For the six months ended June 30, 2023 (Unaudited)	$29.04	0.22	1.30	1.52
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)

Class Y
For the six months ended June 30, 2023 (Unaudited)	$29.06	0.24	1.30	1.54
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

90 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$30.33	5.09	%(D)	$767	0.96	%(E)	1.21	%(E)	13	%(D)
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%		$777	0.96%		0.87%		38	%(F)
(0.21)	(2.37)	(2.58)	$35.50	25.42%		$987	0.96%		0.68%		22	%(F)
(0.18)	(0.73)	(0.91)	$30.42	8.65%		$763	0.96%		1.04%		33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%		$1,243	0.97%		1.03%		22	%(G)
(0.26)	(0.72)	(0.98)	$22.89	(9.88)%		$1,031	0.96%		0.95%		29	%(F)

—	—	—	$30.56	5.23	%(D)	$5,266	0.67	%(E)	1.50	%(E)	13	%(D)
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%		$5,417	0.67%		1.16%		38	%(F)
(0.31)	(2.37)	(2.68)	$35.69	25.75%		$8,168	0.67%		0.97%		22	%(F)
(0.33)	(0.73)	(1.06)	$30.57	8.97%		$5,140	0.67%		1.33%		33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%		$3,878	0.68%		1.32%		22	%(G)
(0.34)	(0.72)	(1.06)	$23.03	(9.63)%		$2,978	0.67%		1.23%		29	%(F)

—	—	—	$30.60	5.30	%(D)	$2,422	0.55	%(E)	1.62	%(E)	13	%(D)
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%		$2,296	0.55%		1.28%		38	%(F)
(0.35)	(2.37)	(2.72)	$35.72	25.89%		$3,205	0.55%		1.09%		22	%(F)
(0.36)	(0.73)	(1.09)	$30.59	9.07%		$2,340	0.55%		1.45%		33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%		$1,568	0.56%		1.44%		22	%(G)
(0.37)	(0.72)	(1.09)	$23.04	(9.53)%		$992	0.55%		1.35%		29	%(F)

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

(G)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 91

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2023 (Unaudited)	$10.33	0.07	0.50	0.57
For the year ended December 31, 2022	$11.90	0.10	(1.64)	(1.54)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the six months ended June 30, 2023 (Unaudited)	$10.28	0.08	0.50	0.58
For the year ended December 31, 2022	$11.92	0.14	(1.66)	(1.52)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the six months ended June 30, 2023 (Unaudited)	$10.29	0.09	0.50	0.59
For the year ended December 31, 2022	$11.92	0.14	(1.64)	(1.50)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

92 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$10.90	5.52	%(D)	$279	0.97	%(E)	1.38	%(E)	12	%(D)
(0.03)	—	(0.03)	$10.33	(12.93)%		$23	0.97%		0.96%		41%
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

—	—	—	$10.86	5.64	%(D)	$9,938	0.68	%(E)	1.56	%(E)	12	%(D)
(0.12)	—	(0.12)	$10.28	(12.75)%		$9,107	0.68%		1.38%		41%
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

—	—	—	$10.88	5.73	%(D)	$16,195	0.56	%(E)	1.68	%(E)	12	%(D)
(0.13)	—	(0.13)	$10.29	(12.62)%		$14,017	0.56%		1.32%		41%
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 93

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2023 (Unaudited)	$17.03	0.02	2.96	2.98
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)

Class I
For the six months ended June 30, 2023 (Unaudited)	$17.28	0.05	3.00	3.05
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)

Class Y
For the six months ended June 30, 2023 (Unaudited)	$17.36	0.05	3.03	3.08
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

94 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)

—	—	—	$20.01	17.50	%(D)	$28,394	1.16	%(E)	0.18	%(E)	32	%(D)
—	(0.69)	(0.69)	$17.03	(17.44)%		$28,808	1.16%		(0.09)%		78	%(F)
(0.17)	(2.77)	(2.94)	$21.44	32.91%		$31,064	1.16%		0.44%		55%
(0.05)	—	(0.05)	$18.43	14.30%		$10,207	1.16%		0.33%		76%
—	(0.31)	(0.31)	$16.17	30.41%		$11,049	1.17%		0.46%		45%
(0.06)	(1.40)	(1.46)	$12.64	(12.31)%		$8,963	1.16%		0.29%		84%

—	—	—	$20.33	17.65	%(D)	$304,206	0.87	%(E)	0.49	%(E)	32	%(D)
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%		$238,051	0.87%		0.21%		78	%(F)
(0.20)	(2.77)	(2.97)	$21.73	33.39%		$232,051	0.87%		0.61%		55%
(0.10)	—	(0.10)	$18.60	14.57%		$171,263	0.87%		0.62%		76%
—	(0.31)	(0.31)	$16.32	30.77%		$152,591	0.88%		0.75%		45%
(0.12)	(1.40)	(1.52)	$12.72	(12.02)%		$114,571	0.87%		0.60%		84%

—	—	—	$20.44	17.74	%(D)	$59,186	0.75	%(E)	0.58	%(E)	32	%(D)
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%		$57,091	0.75%		0.27%		78	%(F)
(0.22)	(2.77)	(2.99)	$21.82	33.55%		$120,283	0.75%		0.64%		55%
(0.12)	—	(0.12)	$18.66	14.70%		$141,244	0.75%		0.74%		76%
—	(0.31)	(0.31)	$16.37	30.96%		$103,963	0.76%		0.86%		45%
(0.13)	(1.40)	(1.53)	$12.74	(11.95)%		$65,218	0.75%		0.73%		84%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 95

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2023 (Unaudited)	$24.12	0.22	0.68	0.90	—
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10	(1.96)	(1.86)	(0.07)

Class I
For the six months ended June 30, 2023 (Unaudited)	$24.96	0.26	0.70	0.96	—
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18	(2.01)	(1.83)	(0.19)

Class Y
For the six months ended June 30, 2023 (Unaudited)	$25.11	0.28	0.71	0.99	—
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21	(2.01)	(1.80)	(0.22)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Investor, 1.07% for Class I, and 0.95% for Class Y.

96 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)(F)

—	—	$25.02	3.73	%(G)	$122	1.74	%(H)	1.74	%(H)	1.76	%(H)	20	%(G)
(1.13)	(1.22)	$24.12	(8.74)%		$127	1.78%		1.78%		0.30%		61%
(3.00)	(3.00)	$27.76	19.03%		$168	1.92%		1.93%		(0.38)%		33%
(0.20)	(0.25)	$25.89	(0.55)%		$162	1.81%		1.82%		0.09%		65%
(1.49)	(1.66)	$26.29	22.74%		$235	1.85%		1.86%		0.51%		54%
(1.05)	(1.12)	$22.78	(7.30)%		$189	1.72%		1.73%		0.38%		64%

—	—	$25.92	3.85	%(G)	$1,569	1.45	%(H)	1.45	%(H)	2.05	%(H)	20	%(G)
(1.13)	(1.30)	$24.96	(8.45)%		$1,604	1.49%		1.49%		0.61%		61%
(3.00)	(3.00)	$28.68	19.40%		$1,792	1.63%		1.64%		(0.08)%		33%
(0.20)	(0.32)	$26.58	(0.27)%		$1,794	1.52%		1.53%		0.39%		65%
(1.49)	(1.72)	$26.98	23.11%		$2,960	1.56%		1.57%		0.84%		54%
(1.05)	(1.24)	$23.32	(7.04)%		$3,111	1.43%		1.44%		0.68%		64%

—	—	$26.10	3.94	%(G)	$62	1.33	%(H)	1.33	%(H)	2.21	%(H)	20	%(G)
(1.13)	(1.33)	$25.11	(8.36)%		$22	1.37%		1.37%		0.68%		61%
(3.00)	(3.00)	$28.85	19.55%		$37	1.51%		1.52%		0.08%		33%
(0.20)	(0.35)	$26.69	(0.19)%		$75	1.40%		1.41%		0.57%		65%
(1.49)	(1.75)	$27.10	23.23%		$292	1.44%		1.45%		0.93%		54%
(1.05)	(1.27)	$23.42	(6.89)%		$214	1.31%		1.32%		0.80%		64%

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2018.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2023, 2022, 2021, 2020, 2019 and 2018 would have been 16%(G), 46%, 30%, 47%, 42% and 51%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(G)	Not annualized.

(H)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 97

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2023 (Unaudited)	$14.28	0.15	1.77	1.92
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the six months ended June 30, 2023 (Unaudited)	$14.29	0.17	1.77	1.94
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the six months ended June 30, 2023 (Unaudited)	$14.30	0.18	1.77	1.95
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

98 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	—	$16.20	13.45	%(E)	$349	1.14	%(F)	1.91	%(F)	9	%(E)
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%		$267	1.15%		1.13%		21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

—	—	—	$16.23	13.58	%(E)	$17,667	0.85	%(F)	2.22	%(F)	9	%(E)
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%		$10,729	0.86%		1.35%		21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

—	—	—	$16.25	13.64	%(E)	$46,624	0.73	%(F)	2.33	%(F)	9	%(E)
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%		$40,603	0.74%		1.48%		21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 99

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2023 (Unaudited)	$9.42	0.22	0.03	0.25
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29

Class I
For the six months ended June 30, 2023 (Unaudited)	$9.41	0.24	0.03	0.27
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32

Class Y
For the six months ended June 30, 2023 (Unaudited)	$9.42	0.24	0.04	0.28
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

100 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.24)	—		(0.24)	$9.43	2.67	%(D)	$28,511	0.81	%(E)	4.69	%(E)	21	%(D)
(0.32)	—		(0.32)	$9.42	(3.57)%		$29,352	0.81%		3.23%		41%
(0.23)	(0.00	)(F)	(0.23)	$10.10	2.42%		$40,035	0.81%		2.26%		48%
(0.30)	—		(0.30)	$10.09	2.87%		$47,059	0.82%		2.68%		72%
(0.38)	(0.00	)(F)	(0.38)	$10.11	4.44%		$55,727	0.82%		3.72%		54%
(0.34)	(0.01)		(0.35)	$10.05	2.88%		$18,789	0.81%		3.30%		67%

(0.25)	—		(0.25)	$9.43	2.91	%(D)	$1,248,620	0.52	%(E)	5.00	%(E)	21	%(D)
(0.35)	—		(0.35)	$9.41	(3.38)%		$1,054,124	0.52%		3.55%		41%
(0.26)	(0.00	)(F)	(0.26)	$10.10	2.74%		$1,313,888	0.52%		2.50%		48%
(0.33)	—		(0.33)	$10.09	3.08%		$897,232	0.53%		2.93%		72%
(0.41)	(0.00	)(F)	(0.41)	$10.12	4.85%		$525,994	0.53%		4.00%		54%
(0.37)	(0.01)		(0.38)	$10.05	3.18%		$308,341	0.52%		3.62%		67%

(0.26)	—		(0.26)	$9.44	2.97	%(D)	$66,807	0.40	%(E)	5.11	%(E)	21	%(D)
(0.36)	—		(0.36)	$9.42	(3.27)%		$64,761	0.40%		3.54%		41%
(0.27)	(0.00	)(F)	(0.27)	$10.11	2.85%		$144,787	0.40%		2.68%		48%
(0.34)	—		(0.34)	$10.10	3.29%		$188,175	0.41%		3.09%		72%
(0.42)	(0.00	)(F)	(0.42)	$10.12	4.84%		$226,938	0.41%		4.09%		54%
(0.38)	(0.01)		(0.39)	$10.06	3.38%		$252,137	0.40%		3.72%		67%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 101

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2023 (Unaudited)	$8.92	0.17	0.06	0.23
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12

Class I
For the six months ended June 30, 2023 (Unaudited)	$8.90	0.19	0.06	0.25
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15

Class Y
For the six months ended June 30, 2023 (Unaudited)	$8.91	0.19	0.06	0.25
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

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Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.17)	—	(0.17)	$8.98	2.63	%(D)	$2,278	0.76	%(E)	3.81	%(E)	13	%(D)
(0.24)	—	(0.24)	$8.92	(12.05)%		$3,572	0.76%		2.36%		40%
(0.21)	—	(0.21)	$10.40	(1.24)%		$10,091	0.76%		1.78%		37%
(0.22)	—	(0.22)	$10.74	7.60%		$17,024	0.76%		1.98%		28%
(0.25)	—	(0.25)	$10.19	7.63%		$3,599	0.77%		2.43%		29%
(0.26)	—	(0.26)	$9.71	1.28%		$2,976	0.76%		2.60%		25%

(0.19)	—	(0.19)	$8.96	2.82	%(D)	$875,877	0.47	%(E)	4.12	%(E)	13	%(D)
(0.27)	—	(0.27)	$8.90	(11.84)%		$526,372	0.47%		2.93%		40%
(0.24)	—	(0.24)	$10.39	(0.99)%		$330,666	0.47%		2.08%		37%
(0.25)	—	(0.25)	$10.74	7.94%		$260,365	0.47%		2.28%		28%
(0.28)	—	(0.28)	$10.19	7.93%		$66,174	0.48%		2.61%		29%
(0.29)	—	(0.29)	$9.71	1.59%		$14,574	0.47%		2.92%		25%

(0.20)	—	(0.20)	$8.96	2.77	%(D)	$99,167	0.35	%(E)	4.23	%(E)	13	%(D)
(0.28)	—	(0.28)	$8.91	(11.63)%		$58,932	0.35%		2.94%		40%
(0.26)	—	(0.26)	$10.39	(0.95)%		$58,668	0.35%		2.21%		37%
(0.26)	—	(0.26)	$10.75	8.04%		$59,856	0.35%		2.46%		28%
(0.29)	—	(0.29)	$10.20	8.15%		$52,275	0.36%		2.83%		29%
(0.30)	—	(0.30)	$9.71	1.69%		$37,713	0.35%		3.03%		25%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

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Diamond Hill Funds
Notes to Financial Statements
June 30, 2023 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”) and Diamond Hill Core Bond Fund (“Core Bond Fund”) are each a diversified series, except for Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Regulatory Update

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of June 30, 2023:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$281,648,495	$—	$—	$281,648,495
Registered Investment Companies	17,285,216	—	—	17,285,216
Total	$298,933,711	$—	$—	$298,933,711
Small-Mid Cap Fund
Common Stocks*	$1,874,614,937	$—	$—	$1,874,614,937
Registered Investment Companies	152,024,341	—	—	152,024,341
Total	$2,026,639,278	$—	$—	$2,026,639,278
Mid Cap Fund
Common Stocks*	$153,067,408	$—	$—	$153,067,408
Registered Investment Companies	8,044,487	—	—	8,044,487
Total	$161,111,895	$—	$—	$161,111,895
Large Cap Fund
Common Stocks*	$8,244,154,233	$—	$—	$8,244,154,233
Registered Investment Companies	453,041,196	—	—	453,041,196
Total	$8,697,195,429	$—	$—	$8,697,195,429
Large Cap Concentrated Fund
Common Stocks*	$25,399,628	$—	$—	$25,399,628
Registered Investment Companies	3,509,438	—	—	3,509,438
Total	$28,909,066	$—	$—	$28,909,066

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Select Fund
Common Stocks*	$375,006,954	$—	$—	$375,006,954
Registered Investment Companies	25,305,905	—	—	25,305,905
Total	$400,312,859	$—	$—	$400,312,859
Long-Short Fund
Common Stocks*	$1,517,337,666	$—	$—	$1,517,337,666
Treasury	—	116,723,438	—	116,723,438
Registered Investment Companies	314,460,417	—	—	314,460,417
Total	$1,831,798,083	$116,723,438	$—	$1,948,521,521
International Fund
Common Stocks	$20,979,316	$39,800,334	$—	$60,779,650
Warrants	11,481	—	—	11,481
Registered Investment Companies	5,172,570	—	—	5,172,570
Total	$26,163,367	$39,800,334	$—	$65,963,701
Short Duration Fund
Corporate Credit*	$—	$75,829,000	$—	$75,829,000
Securitized*	—	1,102,849,679	—	1,102,849,679
Treasury	—	70,469,716	—	70,469,716
Registered Investment Companies	139,223,221	—	—	139,223,221
Total	$139,223,221	$1,249,148,395	$—	$1,388,371,616
Core Bond Fund
Corporate Credit*	$—	$165,518,554	$—	$165,518,554
Government Related*	—	966,127	—	966,127
Securitized*	—	639,562,950	—	639,562,950
Treasury	—	135,006,921	—	135,006,921
Registered Investment Companies	79,147,079	—	—	79,147,079
Total	$79,147,079	$941,054,552	$—	$1,020,201,631
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(516,696,323)	$—	$—	$(516,696,323)
Total	$(516,696,323)	$—	$—	$(516,696,323)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the six months ended June 30, 2023.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

As of June 30, 2023, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$21,744,902	$10,512,080	$11,619,163	$22,131,243
Small-Mid Cap Fund	82,294,760	67,389,758	16,896,604	84,286,362
Mid Cap Fund	1,892,464	1,498,498	470,839	1,969,337
Large Cap Fund	274,572,257	278,510,263	—	278,510,263
Large Cap Concentrated Fund	2,550,729	2,579,416	—	2,579,416
Select Fund	9,669,034	8,499,151	1,256,114	9,755,265
Long-Short Fund	206,971,602	210,147,978	—	210,147,978
International Fund	1,862,733	1,202,690	697,374	1,900,064
Short Duration Fund	50,668,507	37,785,525	13,974,760	51,760,285
Core Bond Fund	42,948,349	33,421,633	10,534,605	43,956,238

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets & Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund and Core Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2023, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$75,672,213	$111,300,455
Small-Mid Cap Fund	150,136,514	259,171,383
Mid Cap Fund	15,778,863	50,885,398
Large Cap Fund	1,044,677,110	1,584,781,249
Large Cap Concentrated Fund	4,405,300	2,700,009
Select Fund	110,031,074	118,210,732
Long-Short Fund	336,357,598	435,256,661
International Fund	9,240,083	5,186,271
Short Duration Fund	349,389,861	247,761,303
Core Bond Fund	450,668,817	97,178,911

For the six months ended June 30, 2023, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Core Bond Fund	$ 57,268,654	$ 5,790,131

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2023:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$122,345	0.04%
Small-Mid Cap Fund	174,142	0.01%
Mid Cap Fund	20,838	0.01%
Large Cap Fund	602,258	0.01%
Large Cap Concentrated Fund	1,658	0.01%
Select Fund	90,037	0.03%
Long-Short Fund	291,146	0.02%
International Fund	16,198	0.03%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2023, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35% and 0.30%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

The Funds may invest in one or more Diamond Hill Funds. The Funds’ Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2023, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$15,398

The Small-Mid Cap Fund owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Fund’s holdings in the Short Duration Fund during the six months ended June 30, 2023 is as follows:

Affiliated Fund	Small-Mid Cap Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2022	$8,793,801
Purchases	243,593
Change in Unrealized Appreciation (Depreciation)	17,770
Value, June 30, 2023	$9,055,164
Income Distributions	$243,593

DHCM is a majority shareholder of the Large Cap Concentrated and International Funds.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $310,000 in fees during the six months ended June 30, 2023. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 113

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$2,358,710	$16,229,414	$1,691,702
Long-term capital gains	43,490,416	81,422,301	7,788,182
Total distributions	$45,849,126	$97,651,715	$9,479,884

	Large Cap Fund	Large Cap Concentrated Fund	Select Fund
Distributions paid from:
Ordinary income	$123,521,422	$275,809	$793,086
Long-term capital gains	421,831,932	—	12,904,778
Total distributions	$545,353,354	$275,809	$13,697,864

	Long-Short Fund	International Fund	Short Duration Fund
Distributions paid from:
Ordinary income	$11,400,637	$736,811	$48,069,516
Long-term capital gains	77,970,126	133,991	—
Total distributions	$89,370,763	$870,802	$48,069,516

Core Bond Fund
Distributions paid from:
Ordinary income	$14,947,263
Long-term capital gains	—
Total distributions	$14,947,263

The following information was computed on a tax basis for each item as of December 31, 2022:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$114,540,830	$377,719,071	$45,255,165	$1,438,802,192
Undistributed ordinary income	—	386,229	—	—
Undistributed capital gains	13,304,717	—	1,916,533	—
Post October capital losses	—	(578,579)	—	(32,343,813)
Distributable earnings	$127,845,547	$377,526,721	$47,171,698	$1,406,458,379

114 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation (depreciation) on investments	$222,347	$40,133,292	$464,476,631	$(4,431,954)
Undistributed ordinary income	—	320,288	90,131	6,512
Post October capital losses	—	(859,410)	(1,364,193)	—
Accumulated capital and other losses	(592,092)	—	—	(1,311,930)
Distributable earnings (accumulated deficit)	$(369,745)	$39,594,170	$463,202,569	$(5,737,372)

	Short Duration Fund	Core Bond Fund
Net unrealized appreciation (depreciation) on investments	$(81,231,388)	$(64,640,604)
Undistributed ordinary income	679,067	185,540
Accumulated capital and other losses	(10,606,120)	(10,838,023)
Accumulated deficit	$(91,158,441)	$(75,293,087)

As of June 30, 2023, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$201,499,814	$1,546,743,941	$116,120,594	$7,000,780,171
Gross unrealized appreciation	101,765,178	604,692,744	52,949,672	2,053,027,807
Gross unrealized depreciation	(4,331,281)	(124,797,407)	(7,958,371)	(356,612,549)
Net unrealized appreciation on investments	$97,433,897	$479,895,337	$44,991,301	$1,696,415,258

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Tax cost of investments	$27,362,074	$302,338,487	$927,464,634	$64,270,630
Gross unrealized appreciation	2,971,329	110,159,707	604,983,045	8,011,660
Gross unrealized depreciation	(1,424,337)	(12,185,335)	(100,622,481)	(6,318,589)
Net unrealized appreciation on investments	$1,546,992	$97,974,372	$504,360,564	$1,693,071

	Short Duration Fund	Core Bond Fund
Tax cost of investments	$1,461,068,437	$1,083,183,615
Gross unrealized appreciation	11,689,173	3,050,697
Gross unrealized depreciation	(84,385,994)	(66,032,681)
Net unrealized depreciation on investments	$(72,696,821)	$(62,981,984)

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 115

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2022, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Large Cap Concentrated Fund	International Fund	Short Duration Fund
No expiration - short-term	$254,088	$1,274,259	$4,488,411
No expiration - long-term	338,004	37,671	6,117,709
	$592,092	$1,311,930	$10,606,120

Core Bond Fund
No expiration - short-term	$4,111,512
No expiration - long-term	6,726,511
$10,838,023

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until June 1, 2024, unless extended, when any advances are to be repaid. During the six months ended June 30, 2023, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by

116 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

the Board. The Funds had no outstanding interfund loans as of June 30, 2023. During the six months ended June 30, 2023, the following Funds participated as lenders/borrowers in the Interfund Lending Program and the activity was as follows:

Fund	Average Loan Balance	Average Interest Rate	Number of days outstanding	Interest Income/ Expense*
Short Duration Fund (borrower) Mid Cap Fund (lender)	$16,000,000	5.48%	1	$2,436

*	Included in Interest/Other fees on the Statements of Operations.

Other Matters

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of a pandemic cannot be reasonably estimated. Governmental responses to a pandemic may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. A pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

Subsequent Events

The Funds evaluated events from June 30, 2023 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 117

Diamond Hill Funds
Other Items
June 30, 2023 (Unaudited)

Proxy Voting

The investment Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

118 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2023 and held for the entire period from January 1, 2023 through June 30, 2023.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Investor	1,000.00	1,000.00	1,128.90	1,018.54	6.66	6.31	1.26%
Class I	1,000.00	1,000.00	1,130.50	1,019.98	5.13	4.86	0.97%
Class Y	1,000.00	1,000.00	1,131.00	1,020.58	4.50	4.26	0.85%
Small-Mid Cap Fund
Investor	1,000.00	1,000.00	1,061.20	1,018.80	6.18	6.05	1.21%
Class I	1,000.00	1,000.00	1,062.60	1,020.24	4.70	4.60	0.92%
Class Y	1,000.00	1,000.00	1,063.30	1,020.83	4.09	4.00	0.80%
Mid Cap Fund
Investor	1,000.00	1,000.00	1,024.80	1,019.52	5.34	5.33	1.06%
Class I	1,000.00	1,000.00	1,026.00	1,020.97	3.88	3.87	0.77%
Class Y	1,000.00	1,000.00	1,027.90	1,021.56	3.28	3.27	0.65%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 119

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Investor	1,000.00	1,000.00	1,050.90	1,020.03	4.88	4.81	0.96%
Class I	1,000.00	1,000.00	1,052.30	1,021.47	3.41	3.36	0.67%
Class Y	1,000.00	1,000.00	1,053.00	1,022.06	2.80	2.76	0.55%
Large Cap Concentrated Fund
Investor	1,000.00	1,000.00	1,055.20	1,020.02	4.90	4.82	0.97%
Class I	1,000.00	1,000.00	1,056.40	1,021.45	3.44	3.38	0.68%
Class Y	1,000.00	1,000.00	1,057.30	1,022.04	2.83	2.78	0.56%
Select Fund
Investor	1,000.00	1,000.00	1,175.00	1,019.04	6.26	5.81	1.16%
Class I	1,000.00	1,000.00	1,176.50	1,020.48	4.69	4.36	0.87%
Class Y	1,000.00	1,000.00	1,177.40	1,021.08	4.05	3.76	0.75%
Long-Short Fund
Investor	1,000.00	1,000.00	1,037.30	1,016.15	8.81	8.71	1.74%
Class I	1,000.00	1,000.00	1,038.50	1,017.59	7.34	7.27	1.45%
Class Y	1,000.00	1,000.00	1,039.40	1,018.19	6.74	6.67	1.33%
International Fund
Investor	1,000.00	1,000.00	1,134.50	1,019.15	6.03	5.70	1.14%
Class I	1,000.00	1,000.00	1,135.80	1,020.58	4.50	4.25	0.85%
Class Y	1,000.00	1,000.00	1,136.40	1,021.18	3.87	3.66	0.73%
Short Duration Fund
Investor	1,000.00	1,000.00	1,026.70	1,020.78	4.07	4.06	0.81%
Class I	1,000.00	1,000.00	1,029.10	1,022.22	2.62	2.61	0.52%
Class Y	1,000.00	1,000.00	1,029.70	1,022.81	2.01	2.01	0.40%
Core Bond Fund
Investor	1,000.00	1,000.00	1,026.30	1,021.02	3.82	3.81	0.76%
Class I	1,000.00	1,000.00	1,028.20	1,022.47	2.36	2.35	0.47%
Class Y	1,000.00	1,000.00	1,027.70	1,023.06	1.76	1.75	0.35%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about each Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

120 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program
(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Diamond Hill Funds Board of Trustees (the “Board”) met on May 17, 2023 (the

“Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Diamond Hill Funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed the Diamond Hill Capital Management, Inc. Valuation & Liquidity Committee (the “Committee”) as the program administrator for the Program. At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, and any material changes to the Program (the “Report”). The Report covered the period from April 1, 2022 through March 31, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments into one of four liquidity buckets: Highly Liquid, Moderately Liquid, Less Liquid and Illiquid. These classifications are reported to the SEC on Form N-PORT.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. The Committee also factored a Fund’s concentration in an issuer into the liquidity analysis by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical gross redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Committee also considered a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the likelihood of advance notice for large redemptions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2023 | DIAMOND-HILL.COM 125

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063023

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable. (2) Change in the registrant’s independent public accountants: Not applicable

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	August 24, 2023

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 24, 2023